                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      / / Pre-Effective Amendment No.__ / / Post-Effective Amendment No.__

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                600 West Broadway
                           San Diego, California 92101
                    (Address of Principal Executive Offices)

                                 (619) 652-5422
                  (Registrant's Area Code and Telephone Number)

                              Charles H. Field, Jr.
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101
                     (Name and Address Of Agent For Service)

                                    Copy To:

                                Deborah A. Wussow
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101

     Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The title of securities being registered is common stock, par value $0.01 per share.

     It is proposed that this filing will go effective on October 17, 2005 pursuant to Rule 488(a) under the Securities Act of 1933 as amended.

     No filing fee is required because of Registrant's reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

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                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                                    Form N-14

                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

The Registration Statement consists of the following papers and documents:

FORM N-14
ITEM NO.                                              PROSPECTUS/PROXY STATEMENT CAPTION
-----------                                           ---------------------------------------------------
PART A

Item 1.         Beginning of Registration             Cover Page of Registration Statement; Cross
                Statement and Outside Front           Reference Sheet; Front Cover Page of Proxy
                Cover Page of Prospectus              Statement/Prospectus

Item 2.         Beginning and Outside Back Cover      Cover Page
                Page of Prospectus

Item 3.         Fee Table, Synopsis Information       Synopsis
                and Risk Factors

Item 4.         Information About the Transaction     Letter to Shareholders; Questions and Answers;
                                                      Synopsis; Proposed Reorganization; Reasons for the
                                                      Reorganization

Item 5.         Information About the Registrant      Letter to Shareholders; Questions and Answers;
                                                      Synopsis; Proposed Reorganization; Reasons for
                                                      the Reorganization; Additional Information About
                                                      the Acquiring Fund

Item 6.         Information About the Fund Being      Letter to Shareholders; Questions and Answers;
                Acquired                              Synopsis; Proposed Reorganization; Reasons for the
                                                      Reorganization; Additional Information

Item 7.         Voting Information                    Letter to Shareholders; Questions and Answers;
                                                      Cover Page; Voting Information

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
Item 8.         Interest of Certain Persons and       Not Applicable
                Experts

Item 9.         Additional Information Required       Not Applicable
                for Reoffering By Persons Deemed
                to be Underwriters

PART B

Item 10.        Cover Page                            Cover Page

Item 11.        Table of Contents                     Table of Contents

Item 12.        Additional Information About          Statement of Additional Information of
                Registrant                            Nicholas-Applegate Institutional Funds dated July
                                                      30, 2004 (1); preliminary Statement of Additional
                                                      Information of Nicholas-Applegate International
                                                      All-Cap Growth Fund (SEC Accession No. 0001047469-05-022381)
                                                      incorporated herein by reference

Item 13.        Additional Information About the      Statement of Additional Information of
                Fund Being Acquired                   Nicholas-Applegate International All-Cap Growth
                                                      Fund dated July 30, 2004 (SEC Accession
                                                      No. 0001047469-05-022381) incorporated herein by
                                                      reference (1); Statement of Additional Information

Item 14.        Financial Statements                  Annual Report of Nicholas-Applegate International
                                                      All-Cap Growth Fund dated March 31, 2005
                                                      incorporated herein by reference and Pro Forma
                                                      Financial Statement dated March 31, 2005

PART C

Item 15.        Indemnification

Item 16.        Exhibits

Item 17.        Undertakings



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Dear Shareholder:

     I invite you to attend a Special Meeting of Shareholders of The Nicholas-Applegate International All-Cap Growth Fund (the "Fund") to be held on Friday, November 18, 2005, at 10:00 a.m. The meeting will be held at the offices of the Fund, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin.

     The accompanying Combined Proxy Statement/Prospectus contains an important proposal for your consideration as a shareholder of the Fund. Your Board of Trustees has proposed that the Fund, formerly the Duncan-Hurst International Fund, be merged into a newly created portfolio of Nicholas-Applegate Institutional Funds using the same name, the Nicholas-Applegate International All-Cap Growth Fund (the "Acquiring Fund"). If approved by the shareholders, substantially all of the assets and liabilities of the Fund will be exchanged for shares of the Acquiring Fund as more fully described in the accompanying Notice and Combined Proxy Statement/Prospectus.

     THE BOARD OF TRUSTEES OF THE FUND BELIEVES THE PROPOSED REORGANIZATION WILL BE IN THE BEST INTERESTS OF SHAREHOLDERS OF THE FUND. ACCORDINGLY, THE BOARD OF TRUSTEES STRONGLY URGES YOU TO VOTE FOR THE PROPOSED REORGANIZATION. THE REORGANZATION WILL BE EFFECTED ONLY IF APPROVED BY A MAJORITY OF THE FUND'S OUTSTANDING SHARES VOTED IN PERSON OR REPRESENTED BY PROXY.

     The enclosed materials provide more information about the proposed reorganization.

     Your vote is important. We urge you to complete, SIGN AND RETURN THE ENCLOSED PROXY VOTING CARD so that your shares will be represented. EVERYTHING YOU NEED IS ENCLOSED. By promptly returning the proxy card, you help avoid the necessity and expense of follow-up mailings and telephone solicitations to assure a quorum. If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person. If you have any questions, please call us at 1-800-558-9105.

                        Sincerely,


                        Robert M. Slotky
                        President
                        The Nicholas-Applegate International All-Cap Growth Fund

                        Dated October 18, 2005

WHAT YOU SHOULD KNOW ABOUT THE PROPOSED REORGANIZATION

     Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate") and the Board of Trustees of the Professionally Managed Portfolios encourage you to read the enclosed Prospectus/Proxy Statement carefully. The following is designed to provide a brief overview of the proposal and answer some questions you may have about this shareholder vote.

WHAT IS THE PURPOSE OF THE SHAREHOLDER VOTE?

     The vote is to determine whether the Nicholas-Applegate International All-Cap Growth Fund, a series of the Professionally Managed Portfolios (the "Acquired Fund") should be reorganized and merged into a newly created portfolio of the Nicholas-Applegate Institutional Funds using the same name (the "Acquiring Fund"). If the Acquired Fund's shareholders decide in favor of the proposal, you will become a shareholder of the Acquiring Fund, and the Acquired Fund will cease to exist.

WHAT IS THE RATIONALE FOR MERGING THE ACQUIRED FUND AND THE ACQUIRING FUND?

     On June 30, 2005, Nicholas-Applegate and Duncan-Hurst Capital Management entered into a purchase agreement pursuant to which Nicholas-Applegate acquired the rights to manage the international assets previously managed by Duncan-Hurst Capital Management, which included the assets of the Acquired Fund. The acquisition by Nicholas-Applegate of the rights to manage Duncan-Hurst Capital management's international assets was mutually agreed upon by each company to enhance Nicholas-Applegate's international equity capabilities while Duncan-Hurst Capital Management will continue to focus on its core strength in the management of U.S. growth equities. Nicholas-Applegate and Duncan-Hurst Capital Management each share a similar heritage of growth stock investing and trace their roots back to pacific Century Advisers, a subsidiary of Security Pacific Bank. Both companies received financial benefits from this agreement. In connection with the acquisition, the Board named Nicholas-Applegate as interim adviser to the Acquired Fund effective July 1, 2005 through November 28, 2005. Nicholas-Applegate also manages the Nicholas-Applegate Institutional Funds, an investment company with 13 separate portfolios registered under the Investment Company Act of 1940. Nicholas-Applegate seeks to bring the Acquired Fund into Nicholas-Applegate Institutional Funds to be marketed under its brand name and to its institutional clients through an affiliated distributor, Nicholas-Applegate Securities, LLC.

WHAT ARE THE ADVANTAGES OF MERGING THESE FUNDS?

     There are several key potential advantages:

     - It is anticipated that the Acquiring Fund will likely have a better opportunity to raise asset levels if it can be marketed under the Nicholas-Applegate name to its institutional clients.

     - Higher asset levels may lead to lower expense ratios over time. It is anticipated that merging the Acquired Fund into the Acquiring Fund will lower annual operating expenses.

     - These lower costs may lead to stronger performance, since total return to a Fund's shareholders is net of Fund expenses for the Acquired Fund shareholders.

     The potential benefits and possible disadvantages of merging the Funds are explained in more detail in the enclosed proxy statement.

HOW ARE THESE FUNDS ALIKE?

     The two Funds are substantially similar in terms of investment objectives, policies, and strategies. Each Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located in at least three countries but typically in as many as fifteen to twenty-five countries outside the United States. The Acquiring Fund will be managed by the same portfolio management team of Vincent Willyard, CFA, Joseph Devine, and Barry Kendall.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A REORGANIZATION?

     Acquired Fund shareholders will receive full and fractional Class I shares of the Acquiring Fund equal in value to their shares that they owned on the effective date of the reorganization.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR YOU?

     Unlike a transaction in which you direct Nicholas-Applegate to sell shares of one fund to buy shares of another, an exchange of shares pursuant to a reorganization is not considered a taxable event. The Funds themselves also will recognize no gains or losses as a result of a reorganization, except with respect to the Acquired Fund's assets that are sold in connection with its reorganization. Accordingly, you will not have to report any capital gains due to a reorganization, although you may receive a distribution of ordinary income and/or capital gains immediately before its reorganization to the extent that the Acquired Fund has undistributed income and/or gains.

     You should consult your tax advisor regarding any possible effect a reorganization might have on your tax situation, given your personal circumstances -- particularly regarding state and local taxes.

WHO WILL PAY FOR THE REORGANIZATION?

     The expenses of the reorganization, including legal expenses, printing, packaging, and postage, plus the costs of any supplementary solicitation, will be borne by Nicholas-Applegate.

WHAT DOES THE BOARD RECOMMEND?

     The Board believes you should vote in favor of the reorganization. More importantly, however, the Board recommends that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum will be represented at the Meeting.

WHERE CAN I GET MORE INFORMATION ABOUT THE ACQUIRING FUND?

     We hope this Q&A has helped you better understand why we are making this proposal. If you have any questions, we encourage you to call us at 1-800-558-9105.

                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  ON BEHALF OF
            THE NICHOLAS-APPLEGATE INTERNATIONAL ALL-CAP GROWTH FUND
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Nicholas-Applegate International All-Cap Growth Fund (the "Fund"), formerly the Duncan-Hurst International Fund, will be held at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin on Friday, November 18, 2005, at 10:00 a.m., Eastern time to consider and act on the proposal noted below and to transact such other business as may properly come before the Special Meeting or any adjournments of the Special Meeting.

          ITEM 1. To approve or disapprove an Agreement and Plan of Reorganization by and between the Professionally Managed Portfolios on behalf of the Fund and the Nicholas-Applegate Institutional Funds on behalf of the Nicholas-Applegate International All-Cap Growth Fund (which has the same name as the Fund, but is a different entity), and the transactions contemplated thereby.

          ITEM 2. To transact other business that properly comes before the Meeting or any adjournment thereof.

     The reorganization proposal is described in the accompanying
Prospectus/Proxy Statement.

     Only shareholders of record at the close of business on October 12, 2005, the record date for this Special Meeting, shall be entitled to vote at the Special Meeting or any adjournments of the Special Meeting.

                             YOUR VOTE IS IMPORTANT.
                     PLEASE RETURN YOUR PROXY CARD PROMPTLY.

     AS A SHAREHOLDER OF THE FUND, YOU ARE ASKED TO ATTEND THE SPECIAL MEETING EITHER IN PERSON OR BY PROXY. IF YOU ARE UNABLE TO ATTEND THE SPECIAL MEETING IN PERSON, WE URGE YOU TO COMPLETE, SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PREPAID ENVELOPE. YOUR PROMPT RETURN OF THE PROXY CARD WILL HELP ASSURE A QUORUM AT THE SPECIAL MEETING AND AVOID ADDITIONAL EXPENSES ASSOCIATED WITH FURTHER SOLICITATION. SENDING IN YOUR PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE SPECIAL MEETING AND YOU MAY REVOKE YOUR PROXY BY ADVISING THE SECRETARY OF THE PROFESSIONALLY MANAGED PORTFOLIOS IN WRITING (BY SUBSEQUENT PROXY OR OTHERWISE) OF SUCH REVOCATION AT ANY TIME BEFORE IT IS VOTED.

                       By Order of the Board of Trustees,

Chad E. Fickett
SECRETARY
Professionally Managed Portfolios
Milwaukee, Wisconsin
October 18, 2005

                              TRANSFER OF ASSETS OF
              NICHOLAS-APPLEGATE INTERNATIONAL ALL-CAP GROWTH FUND
                 (FORMERLY THE DUNCAN-HURST INTERNATIONAL FUND)
               (A SERIES OF THE PROFESSIONALLY MANAGED PORTFOLIOS)
                        TO AND IN EXCHANGE FOR SHARES OF
              NICHOLAS-APPLEGATE INTERNATIONAL ALL-CAP GROWTH FUND
             (A SERIES OF THE NICHOLAS-APPLEGATE INSTITUTIOAL FUNDS)

                                   ----------

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                             DATED OCTOBER 18, 2005

                                   ----------

      SPECIAL MEETING OF SHAREHOLDERS TO BE HELD FRIDAY, NOVEMBER 18, 2005

     This Combined Proxy Statement and Prospectus ("Statement") is furnished in connection with the solicitation of proxies by the Board of Trustees of the Professionally Managed Portfolios for the Special Meeting of Shareholders (the "Special Meeting") of the Nicholas-Applegate International All-Cap Fund (formerly the Duncan Hurst International Fund) (the "Fund") to be held on Friday, November 18, 2005, at 10:00 a.m., Eastern time. The meeting will be held at the offices of Fund, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

     As more fully described in this Statement, the purpose of the Special Meeting is to vote on a proposed Agreement and Plan of Reorganization (the "Reorganization"). In the Reorganization, the Nicholas-Applegate International All-Cap Growth Fund, a newly created portfolio of the Nicholas-Applegate Institutional Funds (the "Acquiring Fund") will acquire substantially all of the assets of the Nicholas-Applegate International All-Cap Growth Fund, a portfolio of the Professionally Managed Portfolios (the "Acquired Fund"), in exchange solely for its shares and the assumption of all of the Acquired Fund's liabilities, followed by the distribution of those shares to the Acquired Fund's shareholders. As a result, each of the Acquired Fund's shareholders will receive a number of full and fractional Class I shares of the Acquiring Fund having an aggregate value that on effective date of the Reorganization is equal to the aggregate value of the shareholder's Acquired Fund's shares. As soon as practicable following the distribution of the Acquiring Fund's Class I shares, the Acquired Fund will be terminated.

     This Statement sets forth concisely the information that shareholders of the Acquired Fund should know before voting on the Reorganization. This Statement should be retained for future reference. A copy of the Agreement and Plan of Reorganization is attached to this Statement as Exhibit A and is incorporated herein by reference.

     A Preliminary Prospectus for the Acquiring Fund (SEC File #811-07384), which describes the investment objectives, program, policies and risks of the Acquiring Fund, accompanies this Statement. A Prospectus for the Acquired Fund (SEC File #811-05037), dated July 29, 2005, was previously provided to shareholders. Additional information concerning the Acquiring Fund is set forth in the preliminary Statement of Additional Information which accompanies this Statement, and additional information concerning the Acquired Fund is set forth in the Statement of Additional Information (SEC File #811-05037) dated July 29, 2005. Each of these documents is on file with the Securities and Exchange Commission, and is available without charge upon oral or written request by writing or calling The Professionally Managed Portfolios or Nicholas-Applegate Institutional Funds at the address and telephone numbers listed under the section "Additional Information About Each Fund". The Prospectus for the Nicholas-Applegate Institutional Funds is also available on its website at http:\\www.nacm.com. The Securities and Exchange Commission maintains a website at http:\\www.sec.gov that contains the Prospectuses, Statements of Additional Information, material incorporated by reference and other information regarding The Professionally Managed Portfolios, the Nicholas-Applegate Institutional Funds, and other registrants that file electronically with the Securities and Exchange Commission. The information contained in each of these Prospectuses and Statements of Additional Information is incorporated into this Statement by reference.

     The Statement constitutes (i) the proxy statement of the Acquired Funds for the Special Meeting and (ii) the Preliminary Prospectus for the Acquiring Fund shares, which has been filed with the Securities and Exchange Commission and is to be issued in connection with the Reorganization.

     The Notice, this Statement, and the accompanying proxy card are expected to first be sent to shareholders of the Acquired Funds on or about October 18, 2005.

     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARNATEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE PROFESSIONALLY MANAGED PORTFOLIOS OR NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, OR THEIR RESPECTIVE INVESTMENT ADVISERS OR DISTRIBUTORS.

     VOTE REQUIRED: EACH PROPOSAL MUST BE APPROVED BY THE AFFIRMATIVE VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE ACQUIRED FUND.

                                TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            ----
SYNOPSIS                                                                                       5

      Proposed Reorganization                                                                  5
      Reasons for Reorganization                                                               6
      Investment Adviser                                                                       6
      Federal Income Tax Consequences                                                          6

COMPARISON OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS                                       6
      Principal Investments                                                                    6
      Principal Risk Considerations                                                            7
      Comparative Fee Table                                                                    8
      Purchase and Redemption Information, Exchange Privileges
      Distributions and Pricing

VOTING ITEMS -- THE AGREEMENT AND PLAN OF REORGANIZATION                                      10
      Description of the Reorganization Agreement                                             10
      Reasons for the Reorganization                                                          11
      Securities to Be Issued                                                                 12
      Federal Income Tax Consequences                                                         12

CAPITALIZATION                                                                                12

GENERAL INFORMATION                                                                           13
      Information Relating to Voting Matters                                                  13
      Outstanding Shares                                                                      13
      Shareholder and Board Approvals                                                         14
      Quorum                                                                                  14

ADDITIONAL INFORMATION ABOUT EACH FUND                                                        14
      The Trusts: Massachusetts Business Trust versus Delaware Business Trust                 14
         Liability of Shareholders                                                            14
         Election of Trustees; Shareholder Meetings                                           15
         Voting Rights of Shareholders                                                        15
      Principal Underwriters                                                                  16
      For More Information                                                                    16

OTHER BUSINESS                                                                                16

SHAREHOLDER INQUIRIES                                                                         17

EXHIBIT A: Agreement and Plan of Reorganization                                              A-1

                                    SYNOPSIS

     The following is a summary of certain background information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Statement, the Prospectus, Statement of Additional Information, Annual and Semi-Annual Reports of the Acquired Fund, the Preliminary Prospectus and Statement of Additional Information of the Acquiring Fund, and the Agreement and Plan of Reorganization.

     At a meeting held on June 13, 2005, the Board of Trustees of the Acquired Fund (the "Board") approved Nicholas-Applegate Capital Management ("Nicholas-Applegate") as the interim adviser to the Acquired Fund, effective from July 1, 2005 through November 28, 2005, to replace Duncan Hurst Capital Management ("Duncan Hurst"), who had resigned as investment adviser of the Acquired Fund following the transfer of its international assets to Nicholas-Applegate. Nicholas-Applegate is also the investment adviser of the Nicholas-Applegate Institutional Funds, a registered investment company whose thirteen portfolios Nicholas-Applegate markets primarily to institutional investors. The Acquiring Fund is a portfolio of the Nicholas-Applegate Institutional Funds. At a meeting held on August 12, 2005 of the Board, Nicholas-Applegate asked the Board to approve an Agreement and Plan of Reorganization ("Reorganization"), subject to shareholder ratification, whereby the Acquired Fund and the Acquiring Fund would merge. At that meeting, the Board unanimously approved the Reorganization.

     The investment objectives, investment policies and restrictions of the Acquired Fund and the Acquiring Fund (collectively, the "Funds") are substantially similar. Both Funds seek long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of companies located in developed non-U.S. markets. Under normal market conditions the Acquiring Fund will invest 80% of its total net assets in equity and equity-related securities of issuers located in a number of different countries, typically as many as fifteen to twenty-five countries outside the United States. The Acquiring Fund will invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. The investment objectives of the Acquiring Fund may not be changed without a vote of the holders of a majority of the outstanding shares of the Acquiring Fund.

     Shares of the Acquired Fund are sold on a 100% no-load basis, meaning that such shares may be purchased, redeemed, or exchanged at their net asset value without payment of a sales charge. In addition, the Acquired Fund does not charge Rule 12b-1 fees but does impose a redemption fee of 2.00% on shares held less than four months. Acquiring Fund shares will be soled on a 100% no-load basis and do not charge Rule 12b-1 fees. The Acquiring Fund will not impose a redemption fee. The purchase price for shares of the Acquiring Fund will be the net asset value next determined after the Acquiring Fund receives the shareholder's request in proper form. Please note that Acquiring Fund shares may be exchanged for shares in any of the other portfolios of the Nicholas-Applegate Institutional Funds

PROPOSED REORGANIZATION

     Based on their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board, including all of Trustees who are not "interested persons" of the Acquired Fund, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees"), have determined that the proposed Reorganization is in the best interests of the shareholders of the Acquired Fund. The Board recommends the approval of the Reorganization Agreement and related transactions by the shareholders of the Acquired Fund at the Special Meeting.

     Subject to shareholder approval, the Reorganization provides for: (a) the transfer to the Acquiring Fund of substantially all of the property, assets, liabilities and goodwill of the Acquired Fund (the "Acquired Fund Net Assets") in exchange for Class I shares of the Acquiring Fund equal in value ("Acquiring Fund Shares") to the Acquired Fund Net Assets; (b) the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund; and (c) the cancellation of all outstanding Acquired Fund Shares.

     As a result of the proposed Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund and will hold, upon consummation of the Reorganization, Acquiring Fund Shares having a net asset value equal to the net asset value of the Acquired Fund Shares held by the shareholder immediately before consummation of the Reorganization. Acquiring Fund offers shares in Class I, Class II, Class III and Class IV; however, only Class I is involved in this Reorganization.

     For further information, see the discussion below on whether to approve or disapprove the Reorganization, which includes a description of the Agreement and Plan of Reorganization Agreement.

REASONS FOR THE REORGANIZATION

     In light of certain potential benefits and other factors, the Board including the Independent Trustees, determined that it is in the best interests of the Acquired Fund and its shareholders to reorganize into the Acquiring Fund. In making that determination, the Board of Trustees considered various issues, as described more fully under "Reasons for the Reorganization."

     The Board believes that the Reorganization with respect to the Acquired Fund in most cases will: (a) provide Acquired Fund shareholders with an investment fund that has the same investment adviser and investment objective, and substantially similar investment policies, restrictions, and investment strategies as the Acquired Fund; (b) provide Acquired Fund shareholders with overall expense ratios that are more favorable than those of the Acquired Fund;
(c) provide Acquired Fund shareholders with an opportunity to be invest in a fund that has the potential to achieve better economies of scale by being marketed under the Nicholas-Applegate name and to the institutional clients of Nicholas-Applegate and (d) provide Acquired Fund shareholders with a fund that affords greater investment opportunities by allowing no-load exchange privileges with other funds of the Nicholas-Applegate Institutional Funds.

     The Board also considered the reasonably likely risks and disadvantages of the Reorganization and determined that the Reorganization is likely to provide benefits to the Acquired Fund and their shareholders that outweigh any possible risks and disadvantages of the Reorganization. Finally, the Board concluded that there are no reasonably significant risks or disadvantages to the Acquired Fund or its shareholders from the Reorganization and that the interests of the Acquired Fund's shareholders would not be diluted.

     Similarly, the Board of Trustees of Nicholas-Applegate Institutional Funds, in approving the Reorganization, determined that it would be advantageous for its current shareholders to acquire the Acquired Fund Net Assets in exchange for the Acquiring Fund Shares and that the interests of the Acquiring Fund's existing shareholders would not be diluted.

INVESTMENT ADVISER

     Nicholas-Applegate, 600 West Broadway, San Diego, California 92101 is the investment adviser to the Acquiring Fund and the interim investment manager to the Acquired Fund. After consummation of the Reorganization, Nicholas-Applegate would continue to manage the Acquiring Fund, which would include assets from the Acquired Fund. As of June 30, 2005 Nicholas-Applegate had approximately $14 billion under management.

FEDERAL INCOME TAX CONSEQUENCES

     Counsel for this transaction will issue an opinion as of the Closing Date to the effect that the Reorganization will not give rise to the recognition of income, gain, or loss for federal income tax purposes to the Acquired Fund, the Acquiring Fund, or their respective shareholders. See the discussion below on whether to approve or disapprove the Reorganization, which includes a description of the Reorganization Agreement.

             COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

PRINCIPAL INVESTMENTS

     The Acquired Fund is a series of the Professionally Managed Portfolios, a Massachusetts business trust. The Acquiring Fund is a newly created series of Nicholas-Applegate Institutional Funds, which is a Delaware business trust. The Acquiring Fund has no performance history.

     Nicholas-Applegate intends to manage the Acquiring Fund in a substantially similar investment style to that of the Acquired Fund. The objective of both Funds is to seek long-term capital growth by investing in a diversified portfolio of equity securities of companies located in developed markets outside the United States. This objective for the Acquiring Fund cannot be changed without shareholder approval. The Acquiring Fund will invest at least 80% of its total net assets in equity securities of companies in a number of different countries, typically as many as fifteen to twenty five outside the United States. Under normal circumstances, the Acquired Fund may invest a minimum of 65% of its total net assets in equity securities of companies in as few as three, but typically invests in as many as fifteen to twenty five countries outside the United States. Both the Acquired Fund and the Acquiring Funds will invest in companies of any size from larger, well-established companies to smaller, emerging growth companies.

     Nicholas-Applegate will continue to conduct individual company analysis on a group of companies that meet its standards of positive change, sustainability and timeliness. It will continue to identify companies experiencing accelerating earnings, rising relative price strength and positive company fundamentals. Nicholas-Applegate will continue to focus on a "bottom-up" analysis of individual companies worldwide as well as a "top down" analysis to identify the most attractive sectors and countries for investment.

     The Acquiring Fund may invest in companies in lesser-developed countries, in various depositary receipts traded on domestic and foreign exchanges, as well as foreign securities traded in the U.S. markets. The Acquiring Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

     Vincent Willyard, CFA, will continue to be the lead portfolio manager for the Acquiring Fund. Mr. Willyard has served as the portfolio manager of the Acquired Fund since its inception and was employed by Duncan-Hurst Capital Management as an investment professional since 1994.

PRINCIPAL RISK CONSIDERATIONS

     The permitted investments of the Acquired Fund and the Acquiring Fund are substantially similar. The following is an overview of the principal risks involved in investing in the Acquiring Fund. A detailed description of the risks involved in investing in the Acquiring Fund is contained in the Acquiring Fund's Preliminary Prospectus and Statement of Additional Information.

     - STOCK MARKET VOLATILITY -- The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events and market liquidity. Stock prices are unpredictable, may fall suddenly and continue to fall for extended periods.

     - NON-U.S. SECURITIES RISKS -- The prices of non-U.S. securities may be further affected by other factors, including

               CURRENCY EXCHANGE RATES -- The dollar value of the Acquiring Fund's non-U.S. investments will be affected by changes in the exchange rates between the U.S. dollar and the currencies in which those investments are traded.

               POLITICAL AND ECONOMIC CONDITIONS -- The value of the Acquiring Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic and taxation policies in those countries.

               REGULATIONS -- Non U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

               MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many non U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

               EMERGING SECURITIES MARKETS -- To the extent that the Acquiring Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

     - SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Acquiring Fund on a timely basis and the Acquiring Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

COMPARATIVE FEE TABLE

     The following table sets forth the current fees and expenses of the Acquired Fund as of March 31, 2005, and the projected expenses of the Acquiring Fund. Excluding extraordinary expenses, the current fees and expenses of the Acquiring Fund are expected to remain unchanged as a result of the Reorganization.

                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

SHAREHOLDER FEE                                                           ACQUIRED FUND      ACQUIRING FUND
---------------                                                           -------------      --------------
Maximum sales charge imposed on Purchases                                      None                None
Maximum deferred sales load                                                    None                None
Redemption Fee (as a percentage of the amount redeemed)                        2.00%*              None

* The redemption fee applies only to those shares that an investor held for four months or less. The fee is payable to the Acquired Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading. The Acquired Fund's transfer agent also charges a $15 redemption fee.

ANNUAL FUND OPERATING EXPENSES
------------------------------
Investment Advisory Fee                                                        1.25%               0.95%
Administrative Services                                                        None                0.15%
Shareholder Service Fees                                                       None                0.15%
Other Expenses                                                                 0.77%               0.56%
Total Annual Fund Operating Expenses                                           2.02%               1.81%
    Less Waiver/Reimbursement                                                - 0.54%             - 0.56%
NET ANNUAL FUND OPERATING EXPENSES                                             1.48%*              1.25%**

The Acquiring Fund has arrangements with its brokers, custodians, and third party service providers whereby commissions paid by the Acquiring Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Acquiring Fund expenses and offset fees. These arrangements will have no effect on the amount of fees that Nicholas-Applegate must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement through November 2006. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" and "Net Expenses" would be as follows:

            TOTAL ANNUAL FUND OPERATING EXPENSES              NET EXPENSES
            ------------------------------------              ------------
                            1.56%                                 1.00%

* Duncan-Hurst Capital Management has contractually agreed to reduce it fees and/or pay expenses of the Acquired Fund for at least the period show in the Example below and for an indefinite period thereafter to ensure the Total Annual Fund Operating Expenses will not exceed the net annual operating expenses amount shown. Duncan-Hurst Capital Management reserves the right under circumstances to be reimbursed for any waiver of its fees or expenses paid on behalf of the Acquired Fund if the Acquired Fund's expenses are less than the limit agreed to by the Acquired Fund. This contract may be terminated by the Board at any time.

** Nicholas-Applegate has contractually agreed to waive or defer its management fees and to absorb other operating expenses otherwise payable through November 30, 2006 by the Acquiring Fund so that Total Annual Operating Expenses of the Acquiring Fund do not exceed 1.25%. Nicholas-Applegate reserves the right under certain circumstances to be reimbursed for any waiver of its fees or expenses paid on behalf of the Acquiring Fund if the Acquiring Fund's expenses are less than 1.25%. Nicholas-Applegate may not amend the fee waiver agreement without the consent of the Acquired Fund Board of Trustees.

EXAMPLE OF EFFECT OF FUND EXPENSES

     The following Example is intended to help you compare the cost of investing the Acquiring Fund assuming Acquired Fund shareholders approve the Reorganization.

     An investor in the Acquired Fund or the Acquiring Fund would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) investment for the time periods indicated (3) reinvestment of all dividends and other distributions, (4) the Fund's operating expenses are the same and (5) redemption of all shares at the end of the following periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                         ONE YEAR      THREE YEARS     FIVE YEARS     TEN YEARS
                                                         --------      -----------     ----------     ---------
ACQUIRED FUND:
Professionally Managed Portfolios
International All-Cap Growth Fund                         $  155         $  612         $  1,115       $  2,611

ACQUIRING FUND:
Nicholas-Applegate Institutional Funds
International All-Cap Growth Fund                         $  131         $  540         $    991       $  2,332

     The example above does not take into account any offset arrangements that the Acquiring Fund will enter into with its brokers, custodians, and third party service providers. If these offset credits described were applied to the above example, your cost for the 1, 3, 5 and 10-year periods would be as follows:

ACQUIRING FUND:
Nicholas-Applegate Institutional Funds
International All-Cap Growth Fund                         $  105         $  458         $    846       $  2,001

PURCHASES

     The purchase, redemption, and exchange privileges for the Acquiring Fund and the Acquired Fund are similar in many respects but there are some differences. Shares of the Acquired Fund and the Acquiring Fund are sold on a continuous basis at the net asset value per share ("NAV") next computed after receipt of a purchase order in good form. The NAV of both Funds is determined each day that the New York Stock Exchange is open as of the close of regular trading. Shares of both Funds may be purchased by wire transfer, telephone exchange, or check by mail. The minimum initial investment in the Acquiring Fund is $250,000 and the minimum subsequent investment is $10,000; the minimum initial investment in the Acquired Fund is $25,000 and the minimum subsequent investment is $1,000. However, the minimum investment requirements for the Acquiring Fund will be waived for existing shareholders of the Acquired Fund who transfer their accounts(s) to the Acquiring Fund as a part of the Reorganization. Moreover, the minimum investment requirements for the Acquiring Fund may be waived for purchases of shares made by current or retired trustees, members, officers, and employees of the Nicholas-Applegate Institutional Funds, Nicholas-Applegate Securities, LLC, Nicholas-Applegate, and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees thereof.

REDEMPTIONS

     Shares of both Funds may be redeemed at the option of shareholders by wire transfer, telephone exchange, or check by mail. Redemptions are made at the NAV per share next determined after a request in proper form is received at the offices of each Fund. However, the Acquired Fund imposes a 2% redemption fee on shares redeemed within four months of purchase. If shares of the Acquiring Fund are purchased with a check that has not yet cleared, payment will be delayed until after the check has cleared. The maximum amount that may be redeemed by phone from the Acquiring Fund is $50,000. Both Funds reserve the right to make payment wholly or partly in securities with a market value equal to the redemption price.

EXCHANGES

     Shares of the Acquiring Fund may be exchanged on any business day for shares of any other available fund within the Nicholas-Applegate Institutional Funds at the NAV next determined after a request in proper form is received at the offices of the Acquiring Fund. Shares of the Acquired Fund have no exchange privileges with any other fund managed by Nicholas-Applegate.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund earns investment income in the form of dividends and interest on investments. Each Fund pays dividends based solely on its investment income. Each Fund's policy is to annually distribute most or all of its net earnings in the form of dividends to its shareholders, at the discretion of each Fund's respective Board. Dividends are automatically reinvested in additional shares of the distributing Fund at the NAV per share on the payable date unless otherwise requested.

     Each Fund also realizes capital gains and losses when it sells securities for more or less than it paid. If a Fund's total gains on these sales exceed total losses thereon (including losses carried forward from previous years), the Fund has net capital gains. Net realized capital gains, if any, are distributed to each Fund's shareholders at least annually, usually in November or December. Capital gain distributions are automatically reinvested in additional shares of the distributing Fund on the payable date unless otherwise requested.

               VOTING ITEMS: AGREEMENT AND PLAN OF REORGANIZATION

DESCRIPTION OF THE REORGANIZATION AGREEMENT

     The terms and conditions under which the Reorganization will be consummated are set forth in the Agreement and Plan of Reorganization which is attached as Exhibit A (the "Reorganization Agreement"). Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement.

     The Reorganization Agreement provides that at the Closing Date the Acquiring Fund will acquire substantially all of the property and assets of the Acquired Fund in exchange solely for Class I shares of the Acquiring Fund and the Acquiring Fund's assumption of all liabilities of the Acquired Fund.

     In exchange for the transfer to the Acquiring Fund of the Acquired Fund's assets, the Acquiring Fund will simultaneously issue at the Closing Date full and fractional Acquiring Fund Class I shares to the Acquired Fund for distribution PRO RATA by the Acquired Fund to its shareholders. The number of Acquiring Fund Class I shares so issued by the Acquiring Fund will have an aggregate net asset value equal to the value of the net assets of the Acquired Fund on the Closing Date.

     Following the close of business on the Closing Date, the Acquired Fund will distribute PRO RATA to its shareholders the Acquiring Fund Class I shares received by the Acquired Fund in liquidation thereof. Each shareholder owning Acquired Fund Shares at the Closing Date will receive an amount of the corresponding Acquiring Fund Class I shares equal to the value of their Acquired Fund Shares.

     The Reorganization is subject to a number of conditions, including, among other things: (a) approval of the Reorganization Agreement and the transactions contemplated thereby, as described in this Statement, by the Acquired Fund's shareholders; (b) the receipt of certain legal opinions of the Reorganization Agreement (which include a legal opinion that the Acquiring Fund shares issued to Acquired Fund shareholders in accordance with the terms of the Reorganization Agreement will be validly issued, fully paid, and non-assessable and a legal opinion that the Reorganization will not give rise to the recognition of income, gain, or loss for federal income tax purposes to any Acquired Fund of Acquiring Fund; (c) the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and (d) the parties' performance of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date will be on November 18, 2005, or such other date as is agreed to by the parties.

     The Reorganization Agreement provides that Nicholas-Applegate shall be responsible for the payment of all reasonable expenses incurred in connection with entering into and carrying out the Reorganization (which expenses include the fees and disbursements of attorneys and auditors and proxy printing and solicitation expenses).

     The Reorganization Agreement and the Reorganization described herein may be abandoned at any time prior to the Closing Date by the mutual consent of the parties to the Reorganization Agreement. In such event, there shall be no liability for damages on the part of any Fund, or its respective Board of Trustees or officers, but Nicholas-Applegate shall bear all expenses incidental to the preparation and carrying out of the Reorganization Agreement. The Reorganization Agreement provides further that at any time prior to or after approval of the Reorganization Agreement by the Acquired Fund's shareholders, the Acquired Fund and Acquiring Fund, by written agreement, may amend, modify, or supplement the Reorganization Agreement. The Reorganization Agreement further provides that no such amendment, modification, or supplement may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be distributed to Acquired Fund shareholders under the Reorganization Agreement to the detriment of the Acquired Fund shareholders, unless the Acquired Fund shareholders approve such change or unless the amendment merely changes the Closing Date.

REASONS FOR THE REORGANIZATION

     The predecessor investment adviser to the Acquired Funds, Duncan-Hurst Capital Management ("Duncan-Hurst") and the investment adviser to the Acquiring Funds, Nicholas-Applegate Capital Management ("Nicholas-Applegate"), had entered into an Asset Purchase Agreement, dated June 30, 2005 that, in addition to the duties and responsibilities described in the Reorganization Agreement also memorializes the proposed remuneration to be received by Duncan-Hurst in connection with the proposed transaction. The acquisition by Nicholas-Applegate of the rights to manage Duncan-Hurst Capital management's international assets was mutually agreed upon by each company to enhance Nicholas-Applegate's international equity capabilities while Duncan-Hurst Capital Management will continue to focus on its core strength in the management of U.S. growth equities. Nicholas-Applegate and Duncan-Hurst Capital Management each share a similar heritage of growth stock investing and trace their roots back to pacific Century Advisers, a subsidiary of Security Pacific Bank. Both companies received financial benefits from this agreement. As consideration for the assets to be acquired, Nicholas-Applegate has agreed to pay a portion of its investment management fees to Duncan-Hurst earned on assets invested in international all-cap growth and international small cap growth strategies until June 30, 2010. This transaction enabled Duncan-Hurst to exit the business of managing international growth assets and concentrate its resources on managing US assets.

     Based on their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board has unanimously determined that the proposed Reorganization is in the best interest of the shareholders, that the terms are fair and reasonable, and the interests of the Acquired Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends the approval of the Reorganization Agreement by such shareholders at the Special Meeting. In approving the Reorganization, the Board, including a majority of the Independent Trustees, considered a number of factors, including the following:

     (1) there would be no change in the investment adviser, Nicholas-Applegate, and the portfolio management team;

     (2) the similarity of the Acquiring Fund's investment objectives, policies, risks and restrictions with those of the Acquired Fund and the fact that the two Funds are duplicative;

     (3) expense ratios and information regarding fees and expenses of the Acquired Fund and the Acquiring Fund, including the planned expense limitation arrangements offered by Nicholas-Applegate and the fact that existing shareholders would experience a significant reduction in Acquired Fund operating expenses;

     (4) the effect of the Reorganization on the Acquired Fund's ability to attract new investment;

     (5) the terms and conditions of the Reorganization, whether it is in the best interests of the Acquired Fund shareholders and whether it would result in a dilution of the interest of current shareholders;

     (6) the fact that Duncan-Hurst Capital Management has determine that it does not want to continue to engage in the management of international assets and wants to focus on U.S. equity management for institutional clients, so that in any event Duncan-Hurst Capital Management would no longer be available to manage the Acquired Fund and that in furtherance of this goal Duncan-Hurst Capital Management has entered into an Asset Purchase Agreement with Nicholas-Applegate to sell certain assets related to the management of the Acquired Fund;

     (7) Nicholas-Applegate's commitment to pay for the expenses of the Reorganization;

     (8) the tax free-free nature of the Reorganization to Acquired Fund and its shareholders.

     Similarly, at meetings of the Board of Trustees of Nicholas-Applegate Institutional Funds held on August 12, 2005, the Board of Trustees of the Acquiring Fund considered the proposed Reorganization with respect to the Acquiring Funds. Based on their evaluation of the relevant information provided to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees unanimously determined that (a) the proposed Reorganization would be in the best interests of the Nicholas-Applegate Institutional Funds and their shareholders, and (b) the interests of the existing shareholders will not be diluted as a result of the proposed Reorganization.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Nicholas-Applegate Institutional Funds are registered with the Securities and Exchange Commission as an open-end management investment company. The Acquiring Fund is a series of the Nicholas-Applegate Institutional Funds. Shares of the Acquiring Fund entitle their holders to one vote per full and fractional votes for fractional shares held. If shareholders approve the Reorganization, each shareholder of the Acquired Fund will receive Class I Shares of the Acquiring Fund equal in value.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the Reorganization is subject to the condition that the Funds receive an opinion from counsel, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by the Reorganization Agreement with respect to the Acquired Fund and the Acquiring Fund constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel of representations it shall request of the Professionally Managed Portfolios and the Nicholas-Applegate Institutional Funds.

     The Funds have not sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences to them, including state and local income tax consequences.

     As of March 31, 2005, the Acquired Fund had accumulated capital loss carryforwards in the amount of approximately $11,807,324. After the Reorganization, these losses will be available to the Acquiring Fund to offset capital gains, although the amount of these losses which might offset the Acquiring Fund's capital gains may be limited. As a result, of this limitation, it is possible that the Acquiring Fund may not be able to use these losses as rapidly or to the same extent as the Acquired Fund might have. In addition, the benefits of any capital loss carryforwards currently are available only to shareholders of the Acquired Fund. After the Reorganization, however, these benefits will inure to benefit of all shareholders of the Acquiring Fund.

CAPITALIZATION

     Because the Acquired Fund will be combined in the Reorganization with the Acquiring Fund, the total capitalization of the Acquiring Fund after the Reorganization is expected to be negligibly higher than the current capitalization of the Acquired Fund. The following table sets forth as of September 30, 2005 (unaudited): (i) the capitalization of the Acquired Fund;
(ii) the capitalization of the Acquiring Fund; and (iii) the pro forma capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization. If the Reorganization is consummated, the capitalization of the Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Acquired Fund and the Acquiring Fund.

                                          ACQUIRED          ACQUIRING
                                            FUND              FUND             PRO FORMA
NET ASSETS
NET ASSET VALUE PER SHARE
SHARES OUTSTANDING

                               GENERAL INFORMATION

INFORMATION RELATING TO VOTING MATTERS

     This Statement is being furnished in connection with the solicitation of proxies by the Board in connection with the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service providers of the Professionally Managed Portfolios and Nicholas-Applegate may also solicit proxies by telephone, fax, or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Acquired Fund a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

     Only shareholders of record at the close of business on October 12, 2005, will be entitled to vote at the Special Meeting. On that date there were outstanding and entitled to vote shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

     If the accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting or any adjournment of the Special Meeting. For information on adjournment of the Special Meeting, see "Quorum" below.

OUTSTANDING SHARES

     As of Record Date, the name, address, and share ownership of the persons who beneficially owned 5% or more of the Acquired Fund's outstanding shares, and the percentage of shares that would be owned by such persons upon consummation of the Reorganization based upon their holdings and outstanding shares at Record Date are as follows:

SHAREHOLDER NAME                                                        SHARES OWNED       PERCENTAGE OF FUND
----------------                                                        ------------       ------------------
NORTHERN TRUST COMPANY,
   CUSTODIAN FBO MATHER FOUNDATION
1603 ORRINGTON AVE, STE 1800
EVANSTON, IL 60103-4046                                                  2074720.27               50.76%

COVENANT MINISTRIES OF BENEVOLENCE
   ATTN: PHIL MELCHERT, TRUSTEE
5145 NO. CALIFORNIA AVE
CHICAGO, IL 60625-3661                                                    733988.90               19.73%

EVANGELICAL COVENANT CHURCH
   ATTN: PHIL MELCHERT, TRUSTEE
5145 NO. CALIFORNIA AVE
CHICAGO, IL 60625-3661                                                    601298.22               16.16%

SHAREHOLDER AND BOARD APPROVALS

     The Reorganization Agreement (and the transactions contemplated thereby) is being submitted at the Special Meeting for approval by the shareholders of the Acquired Fund. The approval of the holders of a "majority" of the outstanding Acquired Fund Shares is required for the approval of the Reorganization with respect to the Acquired Fund, in accordance with the provisions of the Declaration of Trust of the Professionally Managed Portfolios. Under the 1940 Act, a "majority" is the lesser of (i) 67% or more of the Acquired Fund Shares present or represented by proxy at the Special Meeting, if more than 50% of the Acquired Fund Shares are present or represented by proxy; or (ii) more than 50% of the total outstanding Acquired Fund Shares. Abstentions will have the same effect as casting a vote against the relevant Proposal.

     The vote of the shareholders of the Acquiring Fund is not being solicited because their approval or consent is not required for the Reorganization to be consummated.

QUORUM

     A quorum is constituted by the presence in person or by proxy of the holders of more than 40% of the outstanding shares of the Acquired Fund. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies that they are entitled to vote FOR the Reorganization Agreement in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. Proxies properly executed and marked with a negative vote or an abstention, or broker non-votes, will be considered to be present at the Special Meeting for the purposes of determining the existence of a quorum for the transaction of business. Broker non-votes exist where a broker proxy indicates that the broker is not authorized to vote on a particular proposal.

                     ADDITIONAL INFORMATION ABOUT EACH FUND

THE TRUSTS: MASSACHUSETTS BUSINESS TRUST VERSUS DELAWARE BUSINESS TRUST

     The Professionally Managed Portfolios is a Massachusetts business trust, and Nicholas-Applegate Institutional Funds is organized as a Delaware business trust. The two forms of organization are very similar. For example, the responsibilities, powers and fiduciary duties of the Board of Trustees of Nicholas-Applegate Institutional Funds are substantially the same as those of the Board. However, the Delaware Business Trust Act ("DBTA") affords business trusts definable rights and protections by virtue of its terms having been set forth in the statute, and in some important respects is deemed to have expanded the protections afforded by the business trust. If the Reorganization is approved and the transfer of assets takes place, shareholders of the Acquired Fund will have the benefit of various provisions that either do not exist or are not explicit under the laws governing entities organized as Massachusetts business trusts. For example, while the risk of shareholder liability is not great, the DBTA appears to provide shareholders with greater protection from liabilities incurred by a business trust organized under the DBTA.

     The specific differences between the Professionally Managed Portfolios and Nicholas-Applegate Institutional Funds are discussed below. The operations of the Professionally Managed Portfolios, as a Massachusetts business, are governed by its Declaration of Trust and Bylaws ("Professionally Managed Portfolios' Declaration of Trust") and Massachusetts law, while the operations of Nicholas-Applegate Institutional Funds are governed by its Amended and Restated Declaration of Trust and Bylaws ("NA Funds' Declaration of Trust") and Delaware law.

LIABILITY OF SHAREHOLDERS

     Under Massachusetts law, shareholders of the Professionally Managed Portfolios may, under certain circumstances, be held personally liable as partners for the Professionally Managed Portfolios' obligations.

However, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Professionally Managed Portfolios, itself, is unable to meet its obligations. The Professionally Managed Portfolios' Declaration of Trust specifically states that no shareholder shall be personally liable to any person in connection with the Professionally Managed Portfolios' property or the acts, obligations or affairs of the Professionally Managed Portfolios. The Professionally Managed Portfolios' Declaration of Trust further states that the Professionally Managed Portfolios shall indemnify and hold each shareholder harmless from and against all loss and expense to which the shareholder may become subject by reason of his being or having been a shareholder.

     Under the DBTA, on the other hand, shareholders of a Delaware business trust are entitled to the same limitations of liability extended to shareholders of private for-profit corporations. As such, there is a possibility, albeit remote, that under certain circumstances shareholders of a Delaware business trust may be held personally liable for a Delaware business trust's obligations. This might occur if the courts of another state not recognizing the limitation on liability were to apply the laws of the state to a controversy involving the Delaware business trust's obligations. To protect against such an occurrence, the NA Funds' Declaration of Trust provides that Nicholas-Applegate Institutional Funds shall indemnify and hold each of Nicholas-Applegate Institutional Funds' shareholders harmless from and against any claim or liability to which the shareholder may become subject solely by reason of his or her being or having been a shareholder, and that was not due to the shareholder's acts or omissions or for some other reason. In such an instance, Nicholas-Applegate Institutional Funds will reimburse the shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. Thus, the risk of a shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which Nicholas-Applegate Institutional Funds itself is unable to meet its obligations.

ELECTION OF TRUSTEES; SHAREHOLDER MEETINGS

     Neither Massachusetts business trust law nor the DBTA require investment companies to hold annual meetings of shareholders. The shareholders of both the Acquired Funds and the Acquiring Funds may, from time to time, be entitled to vote for the election of trustees in elections that are held as required by the 1940 Act, the Declaration of Trust or the Bylaws. The NA Funds' Declaration of Trust provides that shareholders' meetings may be called at any time by a majority of the trustees and shall be called by any trustee upon written request of shareholders holding, in the aggregate, not less than 10% of the issued and outstanding shares of beneficial interest. Shareholder requests for a meeting must specify the purpose or purposes for which the meeting is to be called.

VOTING RIGHTS OF SHAREHOLDERS

     The Professionally Managed Portfolios' Declaration of Trust grants shareholders the power to vote only with respect to: (i) the election of trustees; (ii) approval of any investment advisory contract; (iii) the termination of the Professionally Managed Portfolios or any series of the Professionally Managed Portfolios; (iv) any amendment of the Professionally Managed Portfolios' Declaration of Trust, (v) approval of any merger, consolidation or sale of assets, (vi) the incorporation of the Professionally Managed Portfolios; (vii) whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Professionally Managed Portfolios or a series of the Professionally Managed Portfolios or the shareholders of either to the same extent as such action would require shareholder approval by a Massachusetts business corporation; (viii) any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act, and related matters; and (ix) additional matters relating to the Professionally Managed Portfolios as may be required by the Professionally Managed Portfolios' Declaration of Trust or any registration of the Professionally Managed Portfolios as an investment company under the 1940 Act with the SEC (or any successor agency) or as the trustees may consider necessary or desirable.

     The NA Funds' Declaration of Trust grants shareholders the power to vote only with respect to: (i) the election of trustees; (ii) approval of any investment advisory contract; (iii) the termination of Nicholas-Applegate Institutional Funds; (iv) any merger, consolidation or sale of assets; (v) the incorporation of Nicholas-Applegate Institutional Funds; and (vi) additional matters relating to Nicholas-Applegate Institutional Funds as may be required by the 1940 Act, the DBTA or any other applicable law, the NA Funds' Declaration of Trust or any registration of Nicholas-Applegate Institutional Funds with the SEC (or any successor agency) or any state, or as and when the trustees may consider necessary or desirable.

PRINCIPAL UNDERWRITERS

     Nicholas-Applegate Securities, LLC, whose address is 600 West Broadway, San Diego, California 92101, is the distributor of the Acquiring Fund. Quasar Distributors, LLC, whose address is 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the distributor of the Acquired Fund.

FOR MORE INFORMATION

     Information about the Acquiring Fund is included in the accompanied Preliminary Prospectus and Statement of Additional of Information which is incorporated herein by reference. Copies of the Preliminary Prospectus and Statement of Additional Information which have been filed with the Securities and Exchange Commission, may be obtained upon request and without charge by contacting the Acquiring Fund by calling toll free (800) 551-8043 or by writing Nicholas-Applegate Institutional Funds, Attn: Mutual Fund Operations, 600 West Broadway, Suite 3200, San Diego, California 92101.

     Information about the Acquired Fund is included in its most recent Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report, which are incorporated by reference herein. Copies may be obtained upon request without charge by contacting the Acquired Fund by calling toll free
(800) 558-9105 or by writing the Fund c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201.

     This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all of the information set forth in the registration statements and exhibits relating thereto that the Nicholas-Applegate Institutional Funds has filed with the Securities and Exchange Commission under the Securities Act of 1933, and the 1940 Act, to which reference is made.

     The Acquired Fund and the Acquiring Fund are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports, and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of the Acquired Fund and the Acquiring Fund listed on the first page of this Statement. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

                                 OTHER BUSINESS

     The Board knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Acquired Fund in writing c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701 Milwaukee, Wisconsin 53201, or by telephoning 1-800-558-9105.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE URGED TO DATE AND SIGN THE ENCLOSED PROXY AND PROMPTLY RETURN IT IN THE ENCLOSED ENVELOPE WHICH IS ADDRESSED FOR YOUR CONVENIENCE AND NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE EXPENSE OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN COMPLETING AND RETURNING YOUR PROXY PROMPTLY.

                                        By Order of the Board of Trustees


                                        Chad E. Fickett Secretary

Milwaukee, Wisconsin
October 18, 2005

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PROSPECTUS


INTERNATIONAL ALL CAP GROWTH FUND

  CLASS I

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


NOVEMBER , 2005

TABLE OF CONTENTS

A LOOK AT FUND GOALS, STRATEGIES,               INTERNATIONAL
RISKS AND HISTORICAL PERFORMANCE.               ALL CAP GROWTH FUND                         1

POLICIES AND INSTRUCTIONS FOR                   SIMPLIFIED ACCOUNT
OPENING, MAINTAINING, AND REDEEMING             INFORMATION
SHARES FROM AN ACCOUNT IN THE
FUND.                                           Opening an Account                          3
                                                Buying Shares                               3
                                                Exchanging Shares                           4
                                                Selling or Redeeming Shares                 4
                                                Signature Guarantees                        5

                                                YOUR ACCOUNT

                                                Transaction Policies                        6
                                                Features and Account Policies               8

FURTHER INFORMATION THAT APPLIES                ORGANIZATION AND
TO THE FUND.                                    MANAGEMENT

                                                Investment Adviser                         10
                                                Investment Adviser Compensation            10
                                                Administrative Services                    10
                                                Shareholder Services                       10
                                                Expense Waivers                            10
                                                Multi Class Structure                      10
                                                Portfolio Trades                           10
                                                Portfolio Turnover                         10
                                                Portfolio Holdings                         10
                                                Portfolio Management                       11

                                                PRINCIPAL STRATEGIES,
                                                RISKS AND OTHER
                                                INFORMATION                                12

                                                FOR MORE
                                                INFORMATION                        Back Cover

INTERNATIONAL ALL CAP GROWTH FUND

[GRAPHIC]

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in a diversified portfolio of equity securities of companies primarily located in developed non-U.S. markets.

The Investment Adviser conducts "bottom-up" individual company analysis on a group of companies that meet the Investment Adviser's standards. It identifies companies experiencing accelerating earnings, rising relative price strength and positive company fundamentals. A "top-down" analysis is conducted to confirm the results of "bottom-up" scrutiny, and help identify the most attractive sectors and countries for investment. The resulting portfolio is invested in companies with above average earnings growth and positioned in strong growth areas, typically in as many as fifteen to twenty-five countries outside of the U.S. The Fund will invest in companies of any size from larger, well-established companies to smaller, emerging growth companies, and may invest in companies in lesser-developed countries.

The Fund may also lend portfolio securities on a short-term basis, up to 30% of its total assets.

The Fund may invest in various Depositary Receipts traded on domestic and foreign exchanges, as well as foreign securities traded on the U.S. securities market. The Fund may also invest up to 15% of its net assets in equity-linked securities.

[GRAPHIC]

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stocks. Under normal conditions, the Fund invests at least 80% of its net assets in the securities of companies that are tied economically to a number of different countries throughout the world. The Fund's investments are not limited with respect to the capitalization size of issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

[GRAPHIC]

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

- Stock Market Volatility--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

- NON-U.S. SECURITIES RISKS--The prices of non-U.S. securities may be further affected by other factors, including:

      CURRENCY EXCHANGE RATES--The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

      POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

      REGULATIONS--Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

      MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

- SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

- ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page
(update).

[GRAPHIC]

PAST PERFORMANCE

The Fund is a new fund and does not yet have a full calendar year of performance.

[GRAPHIC]

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expense are paid out of the Fund assets, so their effect is included in the share price. The Fund has no sales charge (load) or 12b-1 distribution fees.

                                              CLASS I
Management fee                                  0.95%
Distribution fee (12b-1 fee)                    None
Other expenses+                                 __%
   Administrative Services Fee                  0.15%
   Shareholder Services Fee                     0.15%
Total Annual Fund Operating Expenses            1.81%
Waiver of Fund Expenses                         (0.56)%
NET EXPENSES                                    1.25%

+ THE FUND'S "OTHER EXPENSES" ARE ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THE FUND REDUCES EXPENSES BY A PORTION OF THE BROKERAGE COMMISSIONS PAID BY IT AND BY OFFSETS TO CUSTODIAL AND OTHER FEES BASED UPON THE AMOUNT OF SECURITIES LENT TO THIRD PARTIES AND CASH MAINTAINED WITH ITS CUSTODIAN. IF THESE EXPENSE REDUCTIONS AND FEE OFFSETS ARE TAKEN INTO ACCOUNT, "TOTAL ANNUAL FUND OPERATING EXPENSES" AND "NET EXPENSES" WOULD BE 1.56% AND 1.00%, RESPECTIVELY.

THE INVESTMENT ADVISER HAS CONTRACTUALLY AGREED TO WAIVE ITS MANAGEMENT FEES AND TO REIMBURSE OTHER OPERATING EXPENSES OTHERWISE PAYABLE BY THE FUND THROUGH 3/31/06. THE INVESTMENT ADVISER MAY NOT AMEND THE FEE WAIVER AGREEMENT WITHOUT THE CONSENT OF THE FUND. SEE "EXPENSE WAIVERS" ON PAGE (UPDATE).

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS, IF ANY, FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS, IF ANY, FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                          YEAR 1                 YEAR 3
                    ---------------------------------------------------------
                    Class I                $131                   $540

THE EXAMPLE ABOVE DOES NOT TAKE INTO ACCOUNT ANY OFFSET ARRANGEMENTS THAT THE FUND WILL ENTER INTO WITH ITS BROKERS, CUSTODIANS AND THIRD PARTY SERVICE PROVIDERS. IF THE OFFSET CREDITS DESCRIBED WERE APPLIED TO THE ABOVE EXAMPLE, YOUR COST FOR THE 1 AND 3 YEAR PERIODS WOULD BE $105 AND $458, RESPECTIVELY.

SIMPLIFIED ACCOUNT INFORMATION

                                                           OPENING AN ACCOUNT
                                      Class I      $     250,000
This is the minimum initial
investment


Use this type of                      New Account Form or IRA Application
application

Before completing the                 The Fund offers a variety of features, which are described
application                           in the "Your Account" section of this prospectus. Please
                                      read this section before completing the application.

Completing the                        If you need assistance, contact your financial
application                           representative, or call us at (800) 551-8043.

If you are sending money by CHECK     Mail application and check, payable to: Nicholas-Applegate
                                      Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480
                                      Express mail to: UMBFS, 803 West Michigan Street, Milwaukee,
                                      WI 53233-2301 c/o Nicholas-Applegate. The Trust will not
                                      accept third-party checks.

If you are sending money by BANK      Please read the bank wire or ACH section under the "Buying
WIRE or ACH                           Shares" section below. You will need to obtain an account
                                      number by sending a completed application to:
                                      Nicholas-Applegate Institutional Funds, PO Box 480,
                                      Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West
                                      Michigan Street, Milwaukee, WI 53233-2301. To receive your account number, contact your financial representative or
                                      call us at (800) 551-8043.

                                                              BUYING SHARES
The price you will receive            The Fund is generally open on days that the New York Stock
                                      Exchange is open. All transactions received in good order
                                      before the market closes (normally 4:00 p.m. Eastern time)
                                      receive that day's NAV.

                                      Instruct your bank to wire the amount you wish to invest to:
                                      UMB Bank, N.A.
                                      Kansas City, MO
                                      ABA# 101000695
                                      For credit to: Nicholas-Applegate Institutional Funds
If you are sending money              Account# 9871062937
by BANK WIRE                          For further credit to:
                                      Investor Account #
                                      Name or Account Registration
                                      SSN or TIN
                                      Identify International All Cap Growth Fund

                                      Call your bank to ensure (1) that your bank supports ACH,
                                      and (2) this feature is active on your bank account. To
If you are sending money              establish this option, either complete the appropriate
by ACH                                sections when opening an account, contact your financial
                                      representative, or call us at (800) 551-8043 for further
                                      information. To initiate an ACH purchase, call the Trust -
                                      at (800) 551-8043.

                                      As part of a Fund's responsibility for the prevention of
Anti-Money Laundering                 money laundering, each Fund may require a detailed
Regulations                           verification of a shareholder's identity, any beneficial
                                      owner underlying the account and the source of the payment.

                                                            EXCHANGING SHARES
                                      Class I      $     250,000
This is the minimum
exchange amount to open
a new account

                                      The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the
The price you will receive            market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.

                                      The exchange must be to an account with the same
                                      registration. If you intend to keep money in the Fund you
                                      are exchanging from, make sure that you leave an amount
Things you should know                equal to or greater than the Fund's minimum account size
                                      (see the "Opening an Account" section). To protect other
                                      investors, the Trust may limit the number of exchanges you can make.

                                      Contact your financial representative, or call us at (800)
How to request an                     551-8043. The Fund will accept a request by phone if this
exchange by PHONE                     feature was previously established on your account. See the
                                      "Your Account" section for further information.

                                      Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account
How to request an                     number you are exchanging from, the shares or dollar amount
exchange by MAIL                      you wish to exchange, and the Fund you wish to exchange to.
                                      Mail this request to: Nicholas-Applegate Institutional
                                      Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to:
                                      UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301.

                                                     SELLING OR REDEEMING SHARES
                                                IN WRITING                     BY PHONE

                                                                    Selling shares by phone is a
                                                                    service option which must be
                                                                    established on your account
                                                                    prior to making a request. See
                                                                    the "Your Account" section, or
                                      Certain requests may require  contact your financial
                                      a signature guarantee. See    representative, or call the
Things you should know                the next section for further  Trust at (800) 551-8043 for
                                      information. You may sell up  further information. The
                                      to the full account value.    maximum amount which may be
                                                                    requested by phone, regardless
                                                                    of account size, is $50,000.
                                                                    Amounts greater than that must
                                                                    be requested in writing. If
                                                                    you wish to receive your
                                                                    monies by bank wire, the
                                                                    minimum request is $5,000.

                                      If you purchased shares through a financial representative or plan administrator/sponsor, you should call them
                                      regarding the most efficient way to sell shares. If you
                                      bought shares recently by check, payment may be delayed
                                      until the check clears, which may take up to 15 calendar
                                      days from the date of purchase. Sales by a corporation,
                                      trust or fiduciary may have special requirements. Please
                                      contact your financial representative, a plan
                                      administrator/sponsor or us for further information.

                                                     SELLING OR REDEEMING SHARES
                                                IN WRITING                     BY PHONE
                                      The Fund is open on days that the New York Stock Exchange is
The price you will receive            open. All transactions received in good order before the
                                      market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

                                      Please put your request in
                                      writing, including: the name
                                      of the account owners,
                                      account number and Fund you
                                      are redeeming from, and the
                                      share or dollar amount you
                                      wish to sell, signed by all
                                      account owners. Mail this     Contact your financial
If you want to receive                request to:                   representative, or call us at
your monies by BANK WIRE              NICHOLAS-APPLEGATE            (800) 551-8043. The proceeds
                                      INSTITUTIONAL FUNDS,          will be sent to the existing
                                      PO BOX 480, MILWAUKEE,        bank wire address listed on
                                      WI 53201-0480.                the account.
                                      Express mail to: UMBFS,
                                      803 West Michigan Street,
                                      Milwaukee, WI 53233-2301.
                                      The proceeds will be sent to
                                      the existing bank wire
                                      address listed on the
                                      account.

                                                                    Contact your financial
                                                                    representative, or call us at
                                                                    (800) 551-8043. The proceeds
                                                                    will be sent in accordance
If you want to receive                Please call us at             with the existing ACH
your monies by ACH                    (800) 551-8043.               instructions on the account
                                                                    and will generally be received
                                                                    at your bank two business days
                                                                    after your request is received
                                                                    in good order.

                                      The Fund intends to pay in cash for all shares redeemed, but the Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Fund makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and
                                      assumes the market risk during the time required to convert
Redemption in Kind                    the securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the Investment Company
                                      Act, pursuant to which it is obligated to pay in cash all
                                      requests for redemptions by any shareholder of record,
                                      limited in amount with respect to each shareholder during
                                      any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

                                                          SIGNATURE GUARANTEES
                                      A signature guarantee from a financial institution is
                                      required to verify the authenticity of an individual's
A definition                          signature. Signature guarantees must be issued by a
                                      participant in a medallion program endorsed by the
                                      Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

                                      A signature guarantee is needed when making a written
                                      request for the following reasons:
                                      1. When selling more than $50,000 worth of shares;
When you need one                     2. When you want a check or bank wire sent to a name or
                                      address that is not currently listed on the account;
                                      3. To sell shares from an account controlled by a
                                      corporation, partnership, trust or fiduciary; or
                                      4. If your address was changed within the last 60 days.

YOUR ACCOUNT

TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investments for opening an individual account is $250,000.

Certain omnibus accounts may not combine the assets of the underlying investor in order to satisfy the investment minimum. In addition, the Investment Adviser may take into account the aggregate assets that the shareholder has under management with the Investment Adviser. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of Nicholas-Applegate Institutional Funds (the "Trust"), the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. Eligibility for different classes of the Fund depends upon the shareholder meeting either (i) the investment minimums set forth above, (ii) the total market value of all the shareholder's assets managed by the Investment Adviser and its affiliates or (iii) what the Investment Adviser and shareholder may negotiate at arm's length. The Fund may only accept orders for shares in states where it is legally able to offer shares.

The Fund may discontinue sales of its shares if the Investment Adviser and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of a Fund's shares are discontinued, it is expected that existing shareholders invested in the Fund would be permitted to continue to authorize investment in the Fund and to reinvest any dividends or capital gains and distributions, absent highly unusual circumstances.

ANTI-MONEY LAUNDERING PROGRAM. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.

Securities traded in non-U.S. countries may not take place on all business days of the New York Stock Exchange, and may occur in various non-U.S. markets on days which are not business days of the New York Stock Exchange. Accordingly, the Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in the Fund's portfolio, equity holdings are valued on the basis of market quotations or official closing prices. If market quotations, official closing prices are not readily available, or are determined not to reflect accurately fair value (such that when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example a foreign exchange or market), but before the Fund calculates its NAV), the Investment Adviser will value the security at fair value in accordance with procedures approved by the Fund's Board of Trustees. Under such procedures, the Investment Adviser will fair value when, in its opinion, publicly available prices are no longer readily available, or are no longer reliable. Such circumstances would include when trading in the security is halted, when an entire market is closed, or when the movement of the markets in the U.S. reach certain trigger points. Fair value of securities will be determined by the Investment Adviser's pricing committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the Fund does not calculate its NAV and thus may affect the Fund's NAV on days when shareholders will not be able to purchase or redeem Fund shares.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Fund. The Fund reserves the right to refuse any purchase order.

The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Fund reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days or longer, as allowed by federal securities laws.

PURCHASE OF SHARES JUST BEFORE RECORD DATE. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class only if you are eligible to purchase shares of such class.

MARKET TIMING. The Fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and harm Fund performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. To protect the interests of other shareholders in the Fund, the Investment Adviser monitors trading activity and the Trust may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Trust may consider a shareholder's trading history in the Funds. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Because the Fund invests in markets throughout the world, it may be especially susceptible to market timing if it allowed excessive trades that can take advantage of the different times that overseas markets are open. The Board has delegated responsibility for pricing securities and reviewing trading practices to the Investment Adviser. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

REDEMPTIONS IN KIND. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Fund will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

CERTIFICATED SHARES. Shares of the Fund are electronically recorded. The Fund does not normally issue certificated shares.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in the Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

ELECTRONIC DELIVERY. The Fund can deliver prospectuses, account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of NACM.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and the Fund will begin to send paper copies of these documents within 30 days of receiving your notice.

SEMI-ANNUAL REPORTS AND PROSPECTUSES. The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Trust's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the Distributor(see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

DIVIDENDS. The Fund generally distribute most or all of its net earnings in the form of dividends. The Fund pays dividends of net investment income annually.

Any net capital gains are distributed annually. Annual dividends and net capital gains are normally distributed in the last calendar quarter.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

SMALL ACCOUNTS. If you draw down a non-retirement account so that its total value is less than the minimum investment, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance. See "Automatic Share Conversion" below.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Fund at 1-800-551-8043.

AUTOMATIC SHARE CONVERSION. The account of any shareholder in any class shall be automatically converted into the shares of a class of the Fund with a higher shareholder account minimum if the shares in such account have a value equal to or higher than such minimum as of the end of each calendar quarter. The account of any shareholder in any class shall be automatically converted into the shares of a class with lower shareholder account minimum if, by reason of the redemption of shares, the value of the shares in such account is less than the shareholder account minimum for the account's class as determined at the end of each calendar quarter. All conversions pursuant to this paragraph shall be made at the respective net asset values determined as of the end of the day in which the account is converted.

The automatic conversion does not apply to omnibus accounts maintained by intermediaries (e.g. sub transfer agents, record keepers, etc.) that have revenue sharing arrangements with the Distributor or the Investment Adviser.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund,subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement is available in the Funds' annual report to shareholders dated March 31, 2005.

Founded in 1984, the Investment Adviser currently manages approximately $15 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

INVESTMENT ADVISER COMPENSATION

The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Fund pays an advisory fee monthly at the annual rate of ___% its average net assets.

ADMINISTRATIVE SERVICES

The Investment Adviser provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to an Administrative Services Agreement. Under this Agreement, the Fund pays the Investment Adviser an Administrative fee of up to __% per annum of the Fund's average daily net assets.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with the Distributor under which the Fund will pay the Distributor up to __% of the average daily assets of the Fund to pay financial institutions, including the Investment Adviser, for certain personal services for shareholders and for the maintenance of shareholder accounts. The Investment Adviser may make additional payments from its own resources to intermediaries for providing certain services for shareholders and for the maintenance of shareholder accounts. This in no way affects the advisory fee paid by the Fund. Contact the Investment Adviser for more information.

EXPENSE WAIVERS

The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Fund so that total operating expenses (excluding taxes, interest, brokerage and extraordinary expenses of the Class I, II, III and IV) do not exceed ___%, respectively, as an average of the Fund's daily net assets through March 31, 2006.

The Fund reduces expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

MULTI CLASS STRUCTURE

The Fund offers multiple classes of shares. The sole economic difference among the various classes of shares is the level of shareholder service and administrative service fees that the classes bear for the client and shareholder service, administrative services, reporting and other support, reflecting the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the shareholder service and administrative service fees are lower for classes where the eligibility criteria require greater total assets under the Investment Adviser's management.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

The Investment Adviser may allocate brokerage transactions to brokers who have entered into expense offset arrangements with the Investment Adviser under which a broker allocates a portion of the commissions paid by a Fund toward the reduction of the Fund's expenses.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades the Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 150% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed as ordinary income with rates that are higher than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund's SAI.

PORTFOLIO MANAGEMENT

The Investment Adviser applies a team approach to portfolio management and investment research, with ultimate buy and sell decision-making authority vested in a lead portfolio manager accountable for each investment team's results. All portfolio management activities are overseen by Nicholas-Applegate's Chief Investment Officer, Horacio A. Valeiras, CFA. Day-to-day management of the Fund's portfolio is performed by Vincent Willyard, CFA Lead Portfolio Manager. Mr. Willyard is primarily assisted by Joseph Devine and Barry Kendall. Information regarding the portfolio management team is listed below.

The portfolio management team is assisted by the entirety of Nicholas-Applegate's Investments Team. Team members provide research reports and make securities recommendations with respect to the Fund's portfolio, but do not have primary responsibility for day-to-day portfolio management.

HORACIO A. VALEIRAS, CFA

MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER, NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Responsible for overseeing all investment and trading functions within the firm

Joined firm in August 2002, previously Managing Director at Morgan Stanley
     Investment management; 15 years prior experience with Morgan Stanley Investment Management; Miller, Anderson & Sherrerd; and Credit Suisse First Boston

M.B.A.--University of California, Berkeley
     S.M.--Mssachusetts Institute of Technology
     B.S.--Virginia Tech

VINCENT WILLYARD, CFA

MANAGING DIRECTOR, PORTFOLIO MANAGER, INTERNATIONAL ALL CAP AND INTERNATIONAL SMALL CAP

Joined firm in 2005, previously portfolio manager of Duncan-Hurst Capital
     Management's International Growth Equity and International Small-Cap Growth Equity strategies; over 10 years prior experience with Duncan-Hurst Capital Management and Fidelity Investment Advisors Group

M.B.A.--Northeastern University
     B.A.--UCLA

JOSEPH DEVINE

SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, PACIFIC RIM AND EMERGING MARKETS OPPORTUNITIES

Joined firm in 2005, previously portfolio manager and research analyst at Duncan-Hurst Capital Management; over 10 years prior experience with Duncan-Hurst Capital Management; Peregrine Investment Holdings; C.S. First Boston; and Merrill Lynch

B.S.--University of Southern California

BARRY KENDALL

VICE PRESIDENT, INVESTMENT ANALYST

Joined firm in 2005, 7 years previous experience as a research analyst and equity trader at Duncan-Hurst Capital Management

B.A.--Tulane University
     M.H.A.--Duke University

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUND

The Fund's goal and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, the Fund's investment policy may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days prior notice of a change in the Fund's investment policy. There can, of course, be no assurance that the Fund will achieve its investment goal.

The Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

MARKET DISRUPTION

As a result of the terrorist attack on the World Trade Center and Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks have led to unusual short-term market volatility and may have long-term effects on the U.S. and world economies and markets. A similar disruption of the financial markets could impact the market risk, liquidity risk and interest rate risk relating to your investment.

INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS

CURRENCY FLUCTUATION. When the Fund invests in instruments issued by non-U.S. companies, the principal, income and sales proceeds must be paid to the Fund in local non-U.S. currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Fund's investments. Also, the Fund may incur costs when converting from one currency to another.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of non-U.S. countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many non-U.S. countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation, withholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Fund.

INFLATION. Certain countries, especially many emerging market countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

DIFFERENCE IN SECURITIES MARKETS. The securities markets in non-U.S. countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in non-U.S. countries, to the extent that established markets exist, are in the earlier states of their development. The limited liquidity of certain securities markets may affect the ability of the Fund to buy and sell securities at the desired price and time.

Trading practices in certain non-U.S. countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Fund are not fully invested, or could result in the Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in non-U.S. markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many non-U.S. countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in non-U.S. countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in non-U.S. countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

EQUITY-LINKED SECURITIES AND RISKS

The Fund may purchase Equity-Linked Securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk there is of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

TEMPORARY INVESTMENTS AND RISKS

The Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES AND RISK

In order to generate expense offset credits, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned on U.S. securities.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

NON PRINCIPAL STRATEGIES

HEDGING TRANSACTION AND RISKS

The Fund may trade in derivative contracts to hedge portfolio holdings or an underweighting relative to the Fund's index. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in non-U.S. currency forward contracts.

OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-551-8043

BY MAIL  Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

BY E-MAIL  Send your request to www.nacm.com

ON THE INTERNET Text versions of the Fund's documents can be viewed online or
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[NICHOLAS APPLEGATE(R) LOGO]

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Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFALLCAPMulti 1105

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (the "Plan" or "Agreement") is made as of this ___ day ____________________, 2005, by and between
Nicholas-Applegate Institutional Funds (the "Institutional Funds") on behalf of the Nicholas-Applegate International All-Cap Growth Fund (the "Acquiring Fund") and the Professionally Managed Portfolios, on behalf of the Nicholas-Applegate International All-Cap Growth Fund (the "Acquired Fund").

BACKGROUND

     WHEREAS, the Acquired Fund and the Acquiring Fund are series of registered open-end management investment companies with identical investment objectives, policies and risks;

     WHEREAS, both the Acquired Fund and the Acquiring Fund are authorized to issue shares of common stock;

     WHEREAS, the Boards of Trustees of both the Institutional Funds and the Acquired Fund, including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") have determined that the Plan is in the best interests of the respective shareholders of the Institutional Funds and the Acquired Fund and that their interests would not be diluted as a result of the transactions;

     WHEREAS, for Federal income tax purposes, it is intended that the Plan will qualify as a reorganization within the meaning of Section 368(a)(1)(f) of the United States Internal Revenue Code of 1986, as amended.

                                    AGREEMENT

     In consideration of the representations, warranties, covenants and agreements contained in this Agreement, the parties agree as follows:

                                    ARTICLE I
                                    THE PLAN

          SECTION 1.1 Creation of Acquiring Fund. Prior to the "Closing Date", as defined in Section 5.1, the Board of Trustees of the Acquiring Fund shall create the Acquiring Fund with identical investment objectives, policies and risks to those of the Acquired Fund, and register the same with the United States Securities and Exchange Commission under the 1940 Act and its shares under the Securities Act of 1933.

          SECTION 1.2 The Merger. Upon the terms and conditions set forth in this Agreement and in accordance with the laws of the State of Delaware and the State of Massachusetts, on the Closing Date, the Acquired Fund shall merge with and into the Acquiring Fund. (the "Merger"). As a result of the Merger, the separate existence of the Acquired Fund shall cease and the Acquiring Fund shall continue as the surviving entity in the Merger.

                                   ARTICLE II
                              EFFECT OF THE MERGER

          SECTION 2.1 Effect of the Merger. At the Effective Time, the effect of the Merger shall be as provided in this Plan and under applicable provisions of Delaware and Massachusetts law. Without limiting the generality of the foregoing, and subject thereto, at the Effective Time, all the assets, property, rights, privileges, powers and franchises of the Acquired Fund shall vest in the Acquiring Fund, and all debts, liabilities, obligations restrictions and duties of the Acquired Fund shall become the debts, liabilities, obligations, restrictions and duties of the Acquiring Fund. At the Effective Time, by virtue of the Merger, each issued and outstanding share of common stock of the Acquiring Fund shall remain an issued and outstanding share of common stock of the Acquiring Fund and shall not be affected by the Merger.

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                                   ARTICLE III
                             DISTRIBUTION OF SHARES

          SECTION 3.1 Liquidation. The Acquired Fund will liquidate and distribute pro rata to its shareholders of record, determined as of the Closing Date, the shares received by it in exchange for each shareholder's interest evidenced by such shareholder's shares of beneficial interest in the Acquired Fund (the "Shares"). For purposes of computing the number of Shares to be issued to each shareholder of the Acquired Fund, the number of Shares to be distributed together with the aggregate net asset value shall be equal to the number of shares owned by each shareholder on the Closing Date.

          SECTION 3.2 Registration of Shares. The Acquired Fund will accomplish the liquidation and distribution by opening accounts on the books of the Acquiring Fund in the names of its shareholders and transferring the Shares credited to the account of each on the books of the Acquiring Fund. Each account opened shall represent the respective pro rata number of Shares due each Acquired Fund shareholder.

          SECTION 3.3 Issuance of Share Certificates. The Acquiring Fund will not issue certificates representing redesignated Shares unless requested to do so by the holder thereof.

          SECTION 3.4 Rights and Privileges. From and after the Closing Date, the rights and privileges of the Shares shall be determined under the provisions of Delaware law, the Acquiring Fund's Declaration of Trust and by-laws.

          SECTION 3.5 Transfer Tax. Any transfer taxes payable upon the issuance of Shares in a name other than the registered holder of the shares on the books of the Acquired Fund shall be paid by the person to whom such Shares are to be issued as a condition of such transfer.

          SECTION 3.6 Books and Records. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

                                   SECTION IV
                                    VALUATION

          SECTION 4.1 Time and Date of Valuation. The valuation of the Acquired Fund's assets and liabilities to be acquired by the Acquiring Fund shall be computed as of 4:00 p.m. (Eastern time) on the Closing Date (the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then-current Prospectus and Statement of Additional Information.

          SECTION 4.2 Valuation Procedure. All computations of value shall be made in accordance with regular practice of the Acquired Fund.

          SECTION 4.3 Delay of Valuation. If on the Valuation Date (a) the primary trading market for portfolio securities shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that an accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                    ARTICLE V
                            CLOSING AND CLOSING DATE

          SECTION 5.1 Closing Time and Place. The Closing Date shall be November 18, 2005, or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to be taking place simultaneously as of the close of business on the Closing Date, unless otherwise provided. Closing shall be held at 4:30 p.m. (Eastern time), at the offices of Nicholas Applegate Capital Management, 600 West Broadway, San Diego, California 92101, or such other time and/or place as the parties may mutually agree. On the Closing Date, the parties shall cause the Merger to be consummated by filing an agreement of merger or consolidation

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     with the Secretary of State of Delaware and the Secretary of State of
     Massachusetts. The Merger shall become effective upon the filing of such agreements of merger (the "Effective Time").

          SECTION 5.2 Delivery of Shareholder Records. US Bancorp Fund Services, LLC, as transfer agent for the Acquired Fund, shall deliver on the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to closing.

          SECTION 5.3 Delivery of the Confirmations. The Acquiring Fund shall issue and deliver a confirmation evidencing the Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory that the Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund.

          SECTION 5.4 Delivery of the Assets. UMB Bank, N.A., as custodian for the Acquired Fund, shall deliver on the Closing Date a certificate of an authorized officer stating that: (a) its portfolio securities, cash and other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in connection with the delivery of portfolio securities.

                                   ARTICLE VI
             CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE PARTIES

          SECTION 6.1 Conditions to A Party's Obligations to Effect the Plan. The respective obligations of the Acquiring Fund and the Acquired Fund to effect the Plan is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:

               (a) Shareholder Approval. The Plan and transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of its Declaration of Trust, the provisions of the 1940 Act and the provisions of applicable Delaware and Massachusetts law..

               (b) No Injunctions or Restraints. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Plan or the transactions contemplated hereby.

               (c) Consents. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund; provided that either party may for itself waive any of such conditions.

               (d) Shares to be Issued. The parties shall have agreed on the number of full and fractional shares that the Acquiring Fund will issue in connection with the Reorganization.

               (e) Effective Registration Statement. The Registration Statement of the Acquiring Fund shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

               (f) Legal Opinion of Acquiring Fund. That the Acquiring Fund shall have received an opinion of

                    (a) Paul, Hastings, Janofsky & Walker LLP, counsel to the Acquired Fund, dated the Closing Date, to the effect that:

                    (i) the execution, delivery and performance of the Agreement have been duly authorized by all necessary statutory trust action by the Professionally Managed Portfolios on behalf of the Acquired Fund; the Agreement has been duly executed and delivered by the Professionally

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               Managed Portfolios on behalf of the Acquired Fund; and, assuming that the Registration Statement and the Proxy Statement comply with the Securities Act of 1933 Act, the 1934 Act, and the 1940 Act, the Agreement constitutes a valid and binding obligation of the Professionally Managed Portfolios and the Acquired Fund, enforceable against the Professionally Managed Portfolios and the Acquired Fund in accordance with its terms;

                    (ii) the execution and delivery of the Agreement did not, and the transfer by the Professionally Managed Portfolios of properties and assets of the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Institutional Funds and the Acquiring Fund in accordance with the Agreement will not, result in the acceleration of any financial obligation of the Professionally Managed Portfolios under, any of the agreements listed on Schedule A to the opinion letter;

                    (iii) no consent, approval, authorization or order of or filing with any federal or California governmental authority or to our knowledge, any California or United States federal court is required for the Professionally Managed Portfolios' execution and delivery of the Agreement, and the transfer by the Professionally Managed Portfolios of properties and assets and the assumption of liabilities by the Institutional Funds and the Acquiring Fund in accordance with the Agreement, other than (a) those that have been obtained under the 1933 Act, the 1934 Exchange Act or the 1940 Act, and (b) those that may be required under state securities or blue sky laws (as to which no opinion is expressed);

                    (iv) the Professionally Managed Portfolios is registered with the SEC as an investment company under the 1940 Act; based solely on the SEC Confirmation, the Registration Statement has been declared effective by the Commission under the 1933 Act; to such counsel's knowledge, based solely on a telephone conversation with the Commission, such counsel is not aware of any stop order suspending the effectiveness of the Registration Statement and, to such counsel's knowledge, no stop order proceedings for such purpose are pending by the SEC;

                    (v) to such counsel's knowledge, there is no action, suit or proceeding at law or in equity, or by or before any federal or California state court or governmental or regulatory body or agency or arbitration board or panel pending or overtly threatened against the Professionally Managed Portfolios or the Acquired Fund or any of their assets that challenges or seeks to prohibit, restrain or enjoin the Merger.

                    (b) __________________, Massachusetts counsel to the Acquired Fund (or such other firm as may be reasonably acceptable to the Acquiring Fund), to the effect that

                    (i) the Professionally Managed Portfolios is a Massachusetts business trust validly existing and in good standing under the laws of the State of Massachusetts; the Acquired Fund is a series of shares of the Professionally Managed Portfolios duly established and designated by the Declaration of Trust; the Declaration of Trust provides the Professionally Managed Portfolios with the statutory trust power necessary for it to own its properties and assets and conduct its business as described in the Registration Statement; and

                    (ii) the execution and delivery of the Agreement did not, and the transfer by the Professionally Managed Portfolios of properties and assets of the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Institutional Funds and the Acquiring Fund in accordance with the Agreement will not, violate the Declaration of Trust or the Bylaws or constitute a breach by the Professionally Managed Portfolios.

                    (g) Legal Opinion of Acquired Fund. That the Acquired Fund shall have received an opinion of counsel to the Acquired Fund, dated the Closing Date, to the effect that:

                    (i) the execution, delivery and performance of the Agreement have been duly authorized by all necessary statutory trust action by the Institutional Funds on behalf of the Acquiring Fund; the Agreement has been duly executed and delivered by the Institutional Funds on behalf of the

               Acquiring Fund; and, assuming that the Registration Statement and the Proxy Statement comply with the Securities Act of 1933 Act, the 1934 Act, and the 1940 Act, the Agreement constitutes a valid and binding obligation of the Institutional Funds and the Acquiring Fund, enforceable against the Institutional Funds and the Acquiring Fund in accordance with its terms;

                    (ii) no consent, approval, authorization or order of or filing with any federal or California governmental authority or to our knowledge, any California or United States federal court is required for the Institutional Funds' execution and delivery of the Agreement, and the transfer by the Professionally Managed Portfolios of properties and assets and the assumption of liabilities by the Institutional Funds and the Acquiring Fund in accordance with the Agreement, other than (a) those that have been obtained under the 1933 Act, the 1934 Exchange Act or the 1940 Act, and (b) those that may be required under state securities or blue sky laws (as to which no opinion is expressed);

                    (iii) no consent, approval, authorization or order of or filing with any federal or California governmental authority or to our knowledge, any California or United States federal court is required for the Institutional Funds' execution and delivery of the Agreement, and the transfer by the Professionally Managed Portfolios of properties and assets and the assumption of liabilities by the Institutional Funds and the Acquiring Fund in accordance with the Agreement, other than (a) those that have been obtained under the 1933 Act, the 1934 Exchange Act or the 1940 Act, and (b) those that may be required under state securities or blue sky laws (as to which no opinion is expressed);

                    (iv) the Institutional Funds is registered with the SEC as an investment company under the 1940 Act; based solely on the SEC Confirmation, the Registration Statement has been declared effective by the Commission under the 1933 Act; to such counsel's knowledge, based solely on a telephone conversation with the Commission, such counsel is not aware of any stop order suspending the effectiveness of the Registration Statement and, to such counsel's knowledge, no stop order proceedings for such purpose are pending by the SEC;

                    (v) to such counsel's knowledge, there is no action, suit or proceeding at law or in equity, or by or before any federal or California state court or governmental or regulatory body or agency or arbitration board or panel pending or overtly threatened against the Institutional Funds or the Acquiring Fund or any of their assets that challenges or seeks to prohibit, restrain or enjoin the Merger.

                    (vi) the Institutional Funds is a Delaware business trust validly existing and in good standing under the laws of the State of Delaware; the Acquiring Fund is a series of shares of the Institutional Funds duly established and designated by the Declaration of Trust; the Declaration of Trust provides the Institutional Funds with the statutory trust power necessary for it to own its properties and assets and conduct its business as described in the Registration Statement; and

                    (vii) the execution and delivery of the Agreement did not, and the transfer by the Professionally Managed Portfolios of properties and assets of the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Institutional Funds and the Acquiring Fund in accordance with the Agreement will not, violate the Declaration of Trust or the Bylaws or constitute a breach by the Institutional Funds.

               (h) Tax Opinions. The Acquired Fund shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that for Federal income tax purposes:

                    (i) The transfer of substantially all of the Acquired Fund's assets to the Acquiring Fund in exchange for Shares, and the distribution of Shares to the Acquired Fund shareholders in liquidation of the Acquired Fund, will constitute a "reorganization" (the "Reorganization") within the meaning of
               Section 368(a)(1) of the Internal Revenue Code of 1986, as amended;

                    (ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Shares;

                    (iii) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Shares or upon the distribution of Shares to the Acquired Fund's shareholders in exchange for their shares;

                    (iv) No gain or loss will be recognized by the Acquired Fund's Shareholders upon exchange of their Acquired Fund shares for Shares;

                    (v) The tax basis of each of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets of the Acquired Fund immediately prior to the Reorganization;

                    (vi) The tax basis of Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization;

                    (vii) The holding period of the assets of the Acquired Funds in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and

                    (viii) The holding period of the Shares to be received by
               each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder.

                                   ARTICLE VII
                         REPRESENTATIONS AND WARRANTIES

          SECTION 7.1 Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants as follows:

               (a) Structure and Standing. It is a series of the Professionally Managed Portfolios. The Professionally Managed Portfolios is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts and has the power to own all of its properties and assets and to carry out this Agreement.

               (b) Power. It has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Acquired Fund's Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

               (c) RIC Status. For each fiscal year of its operations, the Acquired Fund has met the requirements of Subchapter M of the Internal Revenue Code unless exempt from such requirements.

               (d) Litigation. No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge; none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. It knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

               (e) Financial Statements. Its Statement of Assets and Liabilities and the Annual Report to Shareholders have been audited by Tait Weller & Baker, independent auditors, and together with the Semi Annual Report to Shareholders, have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect its financial condition as of such date.

               (f) Absence of Certain Changes or Events. Since March 30, 2005 there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence of indebtedness maturing more than one year from the date of such indebtedness was incurred, except as otherwise disclosed and accepted by the Acquiring Fund.

               (g) Taxes. At the Closing Date, it has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities have been adequately provided for on its books, and no tax deficiency or liability has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

               (h) SEC Documents. The current Prospectus and Statement of Additional Information used during the three years prior to the Reorganization conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act and the rules and regulations of the Securities and Exchange Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material facts required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The Registration Statement and the Proxy Statement insofar as it relates to it does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein misleading.

               (i) Contracts. There are no material contracts outstanding to which it is a party that have not been disclosed in the Proxy Statement or will not otherwise be disclosed to the Acquiring Fund prior to the Closing Date.

               (j) Liabilities. It has no known liabilities of a material amount, contingent or otherwise, other than those shown on its Statement of Assets and Liabilities, those shown in the footnotes to its most recent Annual and Semi Annual Reports to Shareholders, those incurred in the ordinary course of its business as an investment company since March 30, 2005, and those incurred in connection with the Plan.

               (k) Capital Structure. All of its issued and outstanding shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of its issued and outstanding shares will, at the time of the Closing, be held by persons and the amounts set forth in the records of the transfer agent.

          7.2 Representations and Warranties of the Acquiring Fund. The Acquiring Fund represents as follows:

               (a) Structure and Standing. It is a series of the Institutional Funds, a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and to carry out this Agreement.

               (b) Power. It has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Institutional Funds' Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

               (c) Litigation. No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it, and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. It knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

               (d) SEC Documents. The Registration Statement and Proxy Statement (i) complies in all material respects with the provisions of the Securities Act of 1933, Securities Exchange Act of 1934 and the 1940 Act, and (ii) as it relates to the Acquiring Fund does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein misleading. As of the Closing Date, its prospectus and statement of additional information will conform in all material respects to the applicable requirements of the Securities Act of 1933 and the 1940 Act and will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, misleading.

               (e) Contracts. There are no material contracts outstanding to which it is a party that have not been disclosed in the Registration and the Proxy Statement or will not otherwise be disclosed to the Acquired Fund prior to the Closing Date.

               (f) Capital Structure. All of its issued and outstanding shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.

                                  ARTICLE VIII
                                    COVENANTS

          SECTION 8.1 Covenants Relating to the Conduct of Business. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, the Acquired Fund will operate its business in the ordinary course and shall each use reasonable efforts to preserve intact its current business, and keep available the services of their current officers and employees and preserve its relationships with shareholders, suppliers and others having a business relationship.

          SECTION 8.2 Additional Covenants.

               (a) PREPARATION OF THE REGISTRATION STATEMENT AND PROXY STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Acquiring Fund will prepare and file the Registration Statement and Proxy Statement with the United States Securities and Exchange Commission in form and substance satisfactory to both parties.

               (b) SHAREHOLDERS MEETING. As soon as practicable the Acquired Fund will call a special meeting of the shareholders of the for the purpose of considering the Plan.

               (c) LIABILITIES. The Acquired Fund will use its best efforts to discharge all of its known debts, liabilities, obligations, and duties prior to the Closing Date.

               (d) REGISTRATION OF SHARES. The Acquiring Fund will use its best efforts to register the Shares with the United States Securities and Exchange Commission.

          SECTION 8.3 Fees and Expenses. Whether or not the Plan is consummated, all costs and expenses incurred in connection with this Agreement and the transactions contemplated thereby shall be paid by Nicholas-Applegate Capital Management.

                                   ARTICLE IX
                        TERMINATION, AMENDMENT AND WAIVER

          SECTION 9.1 Termination. This Agreement may be terminated by resolution of the Board of Trustees of either the Acquired Fund or the Acquiring Fund at any time prior to the Closing Date, whether before or after approval by the shareholders of either party if:

               (a) circumstances develop that, in the opinion of the Board of Trustees of either the Acquired Fund or the Acquiring Fund, make proceeding with this Plan inadvisable; or

               (b) any approval of the shareholders of the Acquired Fund required for the consummation of the Plan shall not have been obtained by reason of the failure to obtain the required vote at a duly held meeting of the shareholders or at any adjournment or postponement thereof; or

               (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of the Plan.

          SECTION 9.2 EFFECT OF THE TERMINATION. In the event of any such termination, there shall be no liability for damage on the part of the Acquiring Fund or of the Acquired Fund or the Trustees of the Acquired Fund or the Acquiring Fund.

          SECTION 9.3 AMENDMENT. This Agreement may be amended prior to the Closing Date by the parties at any time before or after approval hereof by the shareholders of either party; provided, however, that after such shareholder approval there shall not be made any amendment that by law requires further approval by the shareholders of either party without the further approval of such shareholders.

          SECTION 9.4 WAIVER. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Trustees of the Acquired Fund and the Acquiring Fund if, in their judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund.

          SECTION 9.5 PROCEDURE FOR TERMINATION, AMENDMENT OR WAIVER. A termination, amendment or waiver of this Agreement shall, in order to be effective, require an affirmative vote by a majority of the Board of Trustees of both the Acquired Fund and the Acquiring Fund.

          SECTION 9.6 SEVERABILITY. Whenever possible, each provision of this Agreement shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Agreement is held to be prohibited by or invalid under applicable law, such provision shall be effective only to the extent of such prohibition or invalidity without invalidating the remainder of such provision or the remaining provisions of this Agreement.

          SECTION 9.7 ENTIRE AGREEMENT. This Agreement and any other document and certificate delivered in connection with the transactions contemplated by this Agreement shall constitute the entire agreement between the parties with respect to the subject matter hereof and thereof and supersede all prior agreements, understandings, negotiations and discussions, whether written or oral, or the parties.

          SECTION 9.8 COUNTERPARTS. This Agreement may be executed in one or more counterparts. All of such counterparts shall constitute one and the same agreement and shall become effective when one or more counterparts of this Agreement have been signed by each party.

     IN WITNESS WHEREOF, the Acquiring Fund and the Acquired Fund have each caused this Agreement and Plan to be executed and attested on its behalf by its duly authorized representative as of the date first above written.

           The Institutional Funds on behalf of Nicholas-Applegate International All-Cap Growth Fund


                    By:
                       -------------------------------
                        Charles H. Field, Secretary
                        Nicholas Applegate Institutional Funds

                    The Professionally Managed Portfolios on behalf of Nicholas-Applegate International All-Cap Growth Fund


                    By:
                       ---------------------------------
                        Chad E. Fickett, Secretary
                        Professionally Managed Portfolios

                    Nicholas-Applegate(R) Institutional Funds
                        International All Cap Growth Fund
                                600 West Broadway
                           San Diego, California 92101
                                 (800) 551-8643

                       STATEMENT OF ADDITIONAL INFORMATION
                                October 18, 2005

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus, dated October 18, 2005, for the Special Meeting of Shareholders of the Nicholas-Applegate International All-Cap Growth Fund, a portfolio of the Professionally Managed Portfolios, to be held on November 18, 2005. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing or calling the Nicholas-Applegate Institutional Funds at the address or telephone numbers shown above.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

     Further information about the Acquiring Fund is contained in the Acquiring Fund's Preliminary Statement of Additional Information that is on file with the Securities and Exchange Commission, which is incorporated by reference into this Statement of Additional Information. This document may be obtained without charge by writing to the addresses or calling the telephone numbers shown above. Further information about the Acquired Fund is contained in the Acquired Fund's Prospectus and Statement of Additional Information, dated July 30, 2005, and in the Acquired Fund's audited Annual Report, dated, March 31, 2005, which are incorporated by reference into this Statement of Additional Information. Any of these documents referenced may be obtained by calling or writing the Acquired Fund at (800) 558-9105, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

                               GENERAL INFORMATION

     The shareholders of the Acquired Fund are being asked to approve or disapprove the Reorganization Agreement dated __________, 2005 by and between the Professionally Managed Portfolios on behalf of the Acquired Fund and the Nicholas-Applegate Institutional Funds on behalf of the Acquiring Fund, and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the property, assets and good will of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will make a liquidating distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders, such that an Acquired Fund shareholder at the Closing Date will receive full and fractional Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Acquired Fund Shares. A Special Meeting of Shareholders of the Acquired Fund to consider the Reorganization Agreement and the transactions contemplated thereby will be held at 615 East Michigan Avenue, Third Floor, Milwaukee, Wisconsin on Friday, November 18, 2005, at 10:00 a.m. Eastern time. For further information about the transaction, see the Combined Proxy Statement and Prospectus.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Financial Statements
   Pro Forma Financial Statements                                            2

              PRO FORMA COMBINING NOTES TO FINANCIAL STATEMENTS
               OF DUNCAN-HURST INTERNATIONAL GROWTH FUND INTO
            NICHOLAS-APPLEGATE INTERNATIONAL ALL-CAP GROWTH FUND
                              March 31, 2005
                                (UNAUDITED)

NOTE 1 - BASIS OF PRO FORMA PRESENTATION

     The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Plan of Reorganization between Nicholas-Applegate International All-Cap Growth Fund (a series of Professionally Managed Portfolios) (the "Acquired Fund") and Nicholas-Applegate All-Cap Growth Fund (a newly organized series of Nicholas-Applegate Institutional Funds) (the "Acquiring Fund") (collectively, the "Reorganization") and the consummation of transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Reorganization would be accomplished by an exchange of shares of the Acquiring Fund for the net assets of the Acquired Fund the distribution of Acquiring Fund shares to the Acquired Fund shareholders. If the Reorganization were to have taken place at March 31, 2005, Acquired Fund
- Class I shareholders would have received 3,729,694 shares of Acquiring Fund
- Class I shares.

     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PRO FORMA ADJUSTMENTS

     (a) Under the terms of the interim investment advisory agreement of Acquired Fund (the "Agreement"), the advisory fees based on pro forma combined assets for the year ended March 31, 2005 were $281,550. The advisory fees were adjusted to reflect the advisory fee rates for the Acquiring Fund. Upon the closing date of the Reorganization, the advisory fee payable by Acquiring Fund will be 0.95% of the Fund's average daily net assets.

     Correspondingly, advisory fee waivers have been adjusted to reflect the voluntary agreement by the Acquiring Fund's Investment Adviser to waive advisory fees to the extent that total expenses (with certain exclusions) exceed 1.25%.

     (b) Pursuant to the master co administrative services agreement for Class I shares of the Acquiring Fund, the Acquiring Fund will pay the Investment Adviser a fee calculated at 0.15% of the average daily net assets of Acquiring Fund Class I shares. Class I shares co administration fees paid on pro forma combined assets for the year ended March 31, 2005 were $44,455. The co administration fees were adjusted to reflect the fees that will be paid by the Acquired Fund in accordance with Acquiring Fund - Class I co administration agreement.

     (c) Pursuant to the terms of the master shareholder servicing agreement for Class I shares of the Acquiring Fund, the Acquiring Fund pays the Investment Adviser a fee calculated at 0.15% of the average daily net assets of Class I shares. The Class I shareholder servicing fees on the pro forma combined assets for the year ended March 31, 2005 were $44,455. The shareholder servicing fees were adjusted to reflect the fees that will be paid by the Acquired Fund in accordance with Acquiring Fund - Class I shareholder servicing agreement.

     (d) Custody, accounting & administration and transfer agency fees have been adjusted to reflect the estimated amounts the combined entities would have paid under the agreements Acquiring Fund will have with Brown Brothers Harriman & Co for custody, accounting and administration services, and UMB Fund Services, Inc. for transfer agency services upon closing of the Reorganization.

     (e) Fees for a variety of other expense items have been adjusted to reflect the estimated amounts of costs shared by all portfolios of the Nicholas-Applegate Institutional Funds that would have been allocated to the combined entities.

     (f) The fee paid to a non affiliated Chief Compliance Officer has been eliminated.

NOTE 3 - MERGER COSTS

     Merger costs related to the Reorganization are estimated at approximately $__________ and because these are non recurring costs they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of the Acquired Fund carrying out its obligations under the Reorganization and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. The merger costs related to the Acquiring Fund are $__________ and Nicholas-Applegate Capital Management has agreed to pay 100% of these costs.

PRO FORMA SCHEDULE OF INVESTMENTS OF COMBINED FUND
MARCH 31, 2005 (UNAUDITED)

                                                         NICHOLAS-APPLEGATE
                                                    INTERNATIONAL ALL CAP GROWTH
                                                          (ACQUIRING FUND)
SHARES                                                  SHARES         VALUE
------                                              -------------   -----------
COMMON STOCKS: 96.6%

AUSTRALIA: 3.8%
Alumina Ltd.
CSL Ltd.
Stargames Ltd.
Woodside Petroleum Ltd.
                                                                    -----------

                                                                    -----------
AUSTRIA: 1.0%
Erste Bank der Oesterreichischen Sparkassen AG
                                                                    -----------
BELGIUM: 2.0%
InBev N.V.
KBC Groupe SA
                                                                    -----------

                                                                    -----------
BRAZIL: 2.2%
Companhia Cia Vale do Rio Doce -- Sponsored ADR
Uniao de Bancos Brasileiros S.A. (Unibanco) -- GDR
                                                                    -----------

                                                                    -----------
CANADA: 4.7%
ATI Technologies, Inc.(1)
Great Canadian Gaming Corp.(1)
Precision Drilling Corp.(1),(2)
Talisman Energy, Inc.
Teck Cominco Ltd. -- Class B
                                                                    -----------

                                                                    -----------
FINLAND: 2.1%
Nokian Renkaat OYJ
YIT-Yhtyma OYJ
                                                                    -----------

                                                                    -----------
FRANCE: 5.9%
Axalto Holdings N.V.(1)
Sanofi-Aventis
Total S.A. -- Sponsored ADR
Veolia Environnement
                                                                    -----------

                                                                    -----------
GERMANY: 4.1%
HeidelbergCement AG
IVG Immobilien AG
Solarworld AG
                                                                    -----------

                                                                    -----------


                                                       NICHOLAS-APPLEGATE
                                                  INTERNATIONAL ALL CAP GROWTH                                 COMBINED FUNDS
                                                        (ACQUIRED FUND)               ADJUSTMENTS                 PROFORMA
SHARES                                                SHARES         VALUE        SHARES        VALUE       SHARES         VALUE
------                                              -----------   -----------   ----------   ----------   -----------   -----------
COMMON STOCKS: 96.6%
AUSTRALIA: 3.8%
Alumina Ltd.                                             72,070   $   328,161                                  72,070   $   328,161
CSL Ltd.                                                 15,040       397,408                                  15,040       397,408
Stargames Ltd.                                          259,000       278,312                                 259,000       278,312
Woodside Petroleum Ltd.                                  14,770       277,462                                  14,770       277,462
                                                                  -----------                ----------                 -----------
                                                                    1,281,343                                             1,281,343
                                                                  -----------                ----------                 -----------
AUSTRIA: 1.0%
Erste Bank der Oesterreichischen Sparkassen AG            6,500       340,021                                   6,500       340,021
                                                                  -----------                ----------                 -----------
BELGIUM: 2.0%
InBev N.V.                                                9,380       328,455                                   9,380       328,455
KBC Groupe SA                                             4,120       347,451                                   4,120       347,451
                                                                  -----------                ----------                 -----------
                                                                      675,906                                               675,906
                                                                  -----------                ----------                 -----------
BRAZIL: 2.2%
Companhia Cia Vale do Rio Doce -- Sponsored ADR          11,550       365,095                                  11,550       365,095
Uniao de Bancos Brasileiros S.A. (Unibanco) -- GDR       11,300       388,494                                  11,300       388,494
                                                                  -----------                ----------                 -----------
                                                                      753,589                                               753,589
                                                                  -----------                ----------                 -----------
CANADA: 4.7%
ATI Technologies, Inc.(1)                                17,040       293,997                                  17,040       293,997
Great Canadian Gaming Corp.(1)                            8,910       354,500                                   8,910       354,500
Precision Drilling Corp.(1),(2)                           3,010       224,727                                   3,010       224,727
Talisman Energy, Inc.                                     9,000       307,809                                   9,000       307,809
Teck Cominco Ltd. -- Class B                             10,830       401,360                                  10,830       401,360
                                                                  -----------                ----------                 -----------
                                                                    1,582,393                                             1,582,393
                                                                  -----------                ----------                 -----------
FINLAND: 2.1%
Nokian Renkaat OYJ                                        2,180       351,298                                   2,180       351,298
YIT-Yhtyma OYJ                                           12,600       356,756                                  12,600       356,756
                                                                  -----------                ----------                 -----------
                                                                      708,054                                               708,054
                                                                  -----------                ----------                 -----------
FRANCE: 5.9%
Axalto Holdings N.V.(1)                                  12,100       400,013                                  12,100       400,013
Sanofi-Aventis                                            6,070       511,899                                   6,070       511,899
Total S.A. -- Sponsored ADR                               6,430       753,789                                   6,430       753,789
Veolia Environnement                                      9,500       336,968                                   9,500       336,968
                                                                  -----------                ----------                 -----------
                                                                    2,002,669                                             2,002,669
                                                                  -----------                ----------                 -----------
GERMANY: 4.1%
HeidelbergCement AG                                       4,800       302,057                                   4,800       302,057
IVG Immobilien AG                                        19,370       328,965                                  19,370       328,965
Solarworld AG                                             6,090       763,076                                   6,090       763,076
                                                                  -----------                ----------                 -----------
                                                                    1,394,098                                             1,394,098
                                                                  -----------                ----------                 -----------

                                               NICHOLAS-APPLEGATE
                                          INTERNATIONAL ALL CAP GROWTH
                                                (ACQUIRING FUND)
SHARES                                       SHARES          VALUE
------                                    -------------   ------------
GREECE: 2.0%
Piraeus Bank S.A.
National Bank of Greece S.A.
Tsakos Energy Navigation Ltd.(2)
                                                         -------------

                                                         -------------
HONG KONG: 2.2%
Cheung Kong (Holdings) Ltd.
Henderson Land Development Co. Ltd.
Shun Tak Holdings Ltd.
                                                         -------------

                                                         -------------
HUNGARY: 0.8%
OTP Bank Rt. -- GDR
                                                         -------------
INDONESIA: 2.6%

PT Adhi Karya (Persero), Tbk.
PT Clipan Finance Indonesia, Tbk.(1)
PT Energi Mega Persada, Tbk.
PT Kawasan Industri Jababeka, Tbk.(1)
PT Bank Lippo, Tbk.(1)
                                                         -------------

                                                         -------------
IRELAND: 5.6%
Anglo Irish Bank Corp. PLC
Kingspan Group PLC
                                                         -------------

                                                         -------------
ITALY: 0.7%
Saipem SpA
                                                         -------------
JAPAN: 21.9%
The Bank of Fukuoka Ltd.
Canon, Inc.
Credit Saison Co. Ltd.
Cyber Agent Ltd.
Fanuc Ltd.
Honda Motor Co. Ltd.
Komatsu Ltd.
Matsui Securities Co. Ltd.
Matsui Securities Co. Ltd.(1),(3)
Mitsubishi Tokyo Financial Group, Inc.
NEOMAX Co. Ltd.
Nidec Corp.
Pacific Management Corp.
Sharp Corp.

                                               NICHOLAS-APPLEGATE
                                          INTERNATIONAL ALL CAP GROWTH                                       COMBINED FUNDS
                                                 (ACQUIRED FUND)                ADJUSTMENTS                     PROFORMA
SHARES                                       SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
------                                    -------------  -------------  -------------  -------------  -------------  -------------
GREECE: 2.0%
Piraeus Bank S.A.                                10,110  $     183,496                                       10,110  $     183,496
National Bank of Greece S.A.                      4,800        162,416                                        4,800        162,416
Tsakos Energy Navigation Ltd.(2)                  7,630        335,949                                        7,630        335,949
                                                         -------------                 -------------                 -------------
                                                               681,861                                                     681,861
                                                         -------------                 -------------                 -------------
HONG KONG: 2.2%
Cheung Kong (Holdings) Ltd.                      24,000        213,096                                       24,000        213,096
Henderson Land Development Co. Ltd.              50,000        222,456                                       50,000        222,456
Shun Tak Holdings Ltd.                          328,000        309,105                                      328,000        309,105
                                                         -------------                 -------------                 -------------
                                                               744,657                                                     744,657
                                                         -------------                 -------------                 -------------
HUNGARY: 0.8%
OTP Bank Rt. -- GDR                               4,040        286,840                                        4,040        286,840
                                                         -------------                 -------------                 -------------
INDONESIA: 2.6%
PT Adhi Karya (Persero), Tbk.                 1,690,000        157,027                                    1,690,000        157,027
PT Clipan Finance Indonesia, Tbk.(1)          3,595,700        149,963                                    3,595,700        149,963
PT Energi Mega Persada, Tbk.                  2,166,000        171,524                                    2,166,000        171,524
PT Kawasan Industri Jababeka, Tbk.(1)        14,388,000        220,279                                   14,388,000        220,279
PT Bank Lippo, Tbk.(1)                        2,283,700        190,489                                    2,283,700        190,489
                                                         -------------                 -------------                 -------------
                                                               889,282                                                     889,282
                                                         -------------                 -------------                 -------------
IRELAND: 5.6%
Anglo Irish Bank Corp. PLC                       35,700        893,252                                       35,700        893,252
Kingspan Group PLC                               85,030      1,005,346                                       85,030      1,005,346
                                                         -------------                 -------------                 -------------
                                                             1,898,598                                                   1,898,598
                                                         -------------                 -------------                 -------------
ITALY: 0.7%
Saipem SpA                                       17,800        225,687                                       17,800        225,687
                                                         -------------                 -------------                 -------------
JAPAN: 21.9%
The Bank of Fukuoka Ltd.                         86,000        539,881                                       86,000        539,881
Canon, Inc.                                       3,500        187,724                                        3,500        187,724
Credit Saison Co. Ltd.                            9,100        327,653                                        9,100        327,653
Cyber Agent Ltd.                                     80        280,584                                           80        280,584
Fanuc Ltd.                                        3,200        200,289                                        3,200        200,289
Honda Motor Co. Ltd.                              3,500        175,318                                        3,500        175,318
Komatsu Ltd.                                     86,000        646,574                                       86,000        646,574
Matsui Securities Co. Ltd.                        9,600        127,875                                        9,600        127,875
Matsui Securities Co. Ltd.(1),(3)                19,200        250,914                                       19,200        250,914
Mitsubishi Tokyo Financial Group, Inc.               69        598,573                                           69        598,573
NEOMAX Co. Ltd.                                  16,600        391,754                                       16,600        391,754
Nidec Corp.                                       2,800        348,678                                        2,800        348,678
Pacific Management Corp.                            190        627,396                                          190        627,396
Sharp Corp.                                      20,000        302,598                                       20,000        302,598

                                                                                                          NICHOLAS-APPLEGATE
                                                                                                     INTERNATIONAL ALL CAP GROWTH
                                                                                                           (ACQUIRING FUND)
                                                                                                     ----------------------------
SHARES                                                                                                  SHARES          VALUE
------                                                                                               ------------   ------------

JAPAN (CONINUED)
Sompo Japan Insurance, Inc.
Taiheiyo Cement Corp.
Toho Titanium Co. Ltd.
Tokyu Corp.
Toyota Motor Corp.
USS Co. Ltd.
Yamada Denki Co. Ltd.
                                                                                                                      -----------
                                                                                                                      -----------
NETHERLANDS: 6.6%
ASML Holding N.V. -- New York Shares(1)
IHC Caland N.V.
ING Groep N.V. -- Sponsored ADR
Koninklijke Bam Groep N.V.
Koninklijke Philips Electronics N.V. -- New York Shares
Royal Numico N.V.(1)
                                                                                                                      -----------
                                                                                                                      -----------
NORWAY: 5.3%
Petroleum Geo-Services ASA(1)
Tandberg Television ASA(1)
TGS-NOPEC Geophysical Co. ASA(1)
                                                                                                                      -----------
                                                                                                                      -----------
PHILIPPINES: 0.9%
Metropolitan Bank & Trust Co.
                                                                                                                      -----------
SINGAPORE: 2.5%
ASE Test Ltd.(1),(2)
CapitaLand Ltd.
Singapore Petroleum Co. Ltd.
                                                                                                                      -----------
                                                                                                                      -----------
SWEDEN: 0.9%
Telefonaktiebolaget LM Ericsson -- Sponsored ADR(1)
                                                                                                                      -----------
SWITZERLAND: 7.8%
ABB Ltd.(1)
Kudelski SA -- Bearer Shares(1)
Leica Geosystems Holdings AG(1)
Nestle SA -- Registered Shares
Novartis AG -- Sponsored ADR
Roche Holding AG -- NVES
UBS AG -- Registered Shares
                                                                                                                      -----------
                                                                                                                      -----------

                                                           NICHOLAS-APPLEGATE
                                                       INTERNATIONAL ALL CAP GROWTH                             COMBINED FUNDS
                                                             (ACQUIRED FUND)             ADJUSTMENTS               PROFORMA
                                                        ------------------------  ------------------------  -----------------------
SHARES                                                    SHARES        VALUE       SHARES        VALUE       SHARES       VALUE
------                                                  -----------  -----------  -----------  -----------  -----------  ----------
JAPAN (CONINUED)
Sompo Japan Insurance, Inc.                                  32,000  $   334,014                                 32,000  $   334,014
Taiheiyo Cement Corp.                                       125,000      350,963                                125,000      350,963
Toho Titanium Co. Ltd.                                       11,000      337,577                                 11,000      337,577
Tokyu Corp.                                                  60,000      312,858                                 60,000      312,858
Toyota Motor Corp.                                           12,200      454,065                                 12,200      454,065
USS Co. Ltd.                                                  3,600      278,718                                  3,600      278,718
Yamada Denki Co. Ltd.                                         6,700      351,234                                  6,700      351,234
                                                                     -----------               -----------               -----------
                                                                       7,425,240                                           7,425,240
                                                                     -----------               -----------               -----------
NETHERLANDS: 6.6%
ASML Holding N.V. -- New York Shares(1)                      15,890      266,475                                 15,890      266,475
IHC Caland N.V.                                               5,100      323,977                                  5,100      323,977
ING Groep N.V. -- Sponsored ADR                              11,890      359,435                                 11,890      359,435
Koninklijke Bam Groep N.V.                                    9,100      536,786                                  9,100      536,786
Koninklijke Philips Electronics N.V. -- New York Shares      15,050      414,176                                 15,050      414,176
Royal Numico N.V.(1)                                          8,100      331,414                                  8,100      331,414
                                                                     -----------               -----------               -----------
                                                                       2,232,263                                           2,232,263
                                                                     -----------               -----------               -----------
NORWAY: 5.3%
Petroleum Geo-Services ASA(1)                                 4,700      309,611                                  4,700      309,611
Tandberg Television ASA(1)                                   65,430      820,740                                 65,430      820,740
TGS-NOPEC Geophysical Co. ASA(1)                             22,810      669,422                                 22,810      669,422
                                                                     -----------               -----------               -----------
                                                                       1,799,773                                           1,799,773
                                                                     -----------               -----------               -----------
PHILIPPINES: 0.9%
Metropolitan Bank & Trust Co.                               494,600      311,353                                494,600      311,353
                                                                     -----------               -----------               -----------
SINGAPORE: 2.5%
ASE Test Ltd.(1),(2)                                         59,900      304,292                                 59,900      304,292
CapitaLand Ltd.                                             119,000      169,413                                119,000      169,413
Singapore Petroleum Co. Ltd.                                147,000      365,118                                147,000      365,118
                                                                     -----------               -----------               -----------
                                                                         838,823                                             838,823
                                                                     -----------               -----------               -----------
SWEDEN: 0.9%
Telefonaktiebolaget LM Ericsson -- Sponsored ADR(1)          10,780      303,996                                 10,780      303,996
                                                                     -----------               -----------               -----------
SWITZERLAND: 7.8%
ABB Ltd.(1)                                                  54,800      340,324                                 54,800      340,324
Kudelski SA -- Bearer Shares(1)                              16,440      592,934                                 16,440      592,934
Leica Geosystems Holdings AG(1)                               1,230      344,408                                  1,230      344,408
Nestle SA -- Registered Shares                                1,270      347,382                                  1,270      347,382
Novartis AG -- Sponsored ADR                                  5,010      234,368                                  5,010      234,368
Roche Holding AG -- NVES                                      3,210      343,967                                  3,210      343,967
UBS AG -- Registered Shares                                   5,230      441,516                                  5,230      441,516
                                                                     -----------               -----------               -----------
                                                                       2,644,899                                           2,644,899
                                                                     -----------               -----------               -----------

                                                                    NICHOLAS-APPLEGATE
                                                               INTERNATIONAL ALL CAP GROWTH
                                                                     (ACQUIRING FUND)
SHARES                                                           SHARES          VALUE
------                                                        ------------   ------------
THAILAND: 0.8%
TT&T PCL -- NVDR(1)
                                                                              -----------

TURKEY: 1.2%
Turkcell Iletisim Hizmetleri A.S. --
  Sponsored ADR
Turkiye Garanti Bankasi A.S.(1)
                                                                              -----------

                                                                              -----------

UNITED KINGDOM: 9.0%
AstraZeneca PLC -- Sponsored ADR
Cookson Group PLC(1)
Exel PLC
GlaxoSmithKline PLC -- Sponsored ADR
Paladin Resources PLC
SABMiller PLC
Vodafone Group PLC -- Sponsored ADR
                                                                              -----------

                                                                              -----------

                                                                              ===========

TOTAL COMMON STOCKS (COST $28,393,413)

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                                -----------
SHORT-TERM INVESTMENTS: 1.9%

MONEY MARKET INVESTMENT: 1.9%
UMB Money Market Fiduciary
                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $634,197)
                                                                              -----------
TOTAL INVESTMENTS IN SECURITIES: 98.5% (COST
  $29,027,610)
OTHER ASSETS IN EXCESS OF LIABILITIES: 1.5%
                                                                              -----------
NET ASSETS: 100.0%
                                                                              ===========

----------
(1) Non-income producing security.
(2) U.S. Security of a foreign company.
(3) Restricted Security.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.
NVES -- Non-Voting Equity Security.
NVDR -- Non-Voting Depositary Receipt.

                                                       NICHOLAS-APPLEGATE
                                                   INTERNATIONAL ALL CAP GROWTH                               COMBINED FUNDS
                                                         (ACQUIRED FUND)             ADJUSTMENTS                 PROFORMA
SHARES                                              SHARES           VALUE       SHARES       VALUE       SHARES         VALUE
------                                            ----------     -------------  ---------  ----------  ------------   ------------
THAILAND: 0.8%
TT&T PCL -- NVDR(1)                                2,280,000     $     261,835                            2,280,000   $    261,835
                                                                 -------------             ----------                 ------------
TURKEY: 1.2%
Turkcell Iletisim Hizmetleri A.S. --
  Sponsored ADR                                        5,330            91,036                                5,330         91,036
Turkiye Garanti Bankasi A.S.(1)                       82,000           310,993                               82,000        310,993
                                                                 -------------             ----------                 ------------
                                                                       402,029                                             402,029
                                                                 -------------             ----------                 ------------

UNITED KINGDOM: 9.0%
AstraZeneca PLC -- Sponsored ADR                      12,790           505,589                               12,790        505,589
Cookson Group PLC(1)                                 452,000           341,583                              452,000        341,583
Exel PLC                                              21,280           340,930                               21,280        340,930
GlaxoSmithKline PLC -- Sponsored ADR                   7,600           348,992                                7,600        348,992
Paladin Resources PLC                                119,080           411,144                              119,080        411,144
SABMiller PLC                                         31,130           487,270                               31,130        487,270
Vodafone Group PLC -- Sponsored ADR                   22,520           598,131                               22,520        598,131
                                                                 -------------             ----------                 ------------
                                                                     3,033,639                                           3,033,639
                                                                 -------------             ----------                 ------------
TOTAL COMMON STOCKS (COST $28,393,413)                              32,718,848                                          32,718,848
                                                                 =============             ==========                 ============

                                                  PRINCIPAL                     PRINCIPAL               PRINCIPAL
                                                    AMOUNT                        AMOUNT                  AMOUNT
                                                  ----------                    ---------              ------------
SHORT-TERM INVESTMENTS: 1.9%

MONEY MARKET INVESTMENT: 1.9%
UMB Money Market Fiduciary                           634,197           634,197                            1,268,394        634,197
                                                                 -------------             ----------                 ------------
TOTAL SHORT-TERM INVESTMENTS (COST $634,197)                           634,197                                             634,197
                                                                 -------------             ----------                 ------------
TOTAL INVESTMENTS IN SECURITIES: 98.5% (COST
  $29,027,610)                                                      33,353,045                                          33,353,045
OTHER ASSETS IN EXCESS OF LIABILITIES: 1.5%                            506,912                 68,135                      575,047
                                                                 -------------             ----------                 ------------
NET ASSETS: 100.0%                                               $  33,859,957                                        $ 33,928,092
                                                                 =============             ==========                 ============

PRO-FORMA COMBINING THE STATEMENT OF ASSETS & LIABILITIES AT
MARCH 31, 2005 -- (UNAUDITED)

                                                 NICHOLAS-APPLEGATE NICHOLAS-APPLEGATE
                                                    INTERNATIONAL      INTERNATIONAL                         PRO-FORMA
                                                   ALL CAP GROWTH     ALL CAP GROWTH                         COMBINED
                                                  (ACQUIRING FUND)    (ACQUIRED FUND)                      STATEMENT OF
                                                    PERIOD ENDED       PERIOD ENDED                          ASSETS &
                                                   MARCH 31, 2005     MARCH 31, 2005    ADJUSTMENTS        LIABILITIES
                                                 ------------------   --------------   -------------       ------------
ASSETS
Investments, at value*                           $                    $   33,353,045                       $ 33,353,045
Foreign currencies, at value**                                               741,324                            741,324
Cash                                                                         171,417                            171,417
Receivables:                                                                                                         --
   Investment securities sold                                                948,517                            948,517
   Capital shares sold                                                            --                                 --
   Dividends and interest                                                     63,980                             63,980
   Foreign taxes receivable                                                       --                                 --
   Other recivables                                                               --                                 --
   Prepaid expenses                                                            7,800                              7,800
Other assets                                                                                                         --
                                                 ------------------   --------------   -------------       ------------
     Total assets                                                         35,286,083                         35,286,083
                                                 ------------------   --------------   -------------       ------------
LIABILITIES
Payables:
   Investments purchased                         $                         1,346,221                          1,346,221
   Advisory Fees                                                              20,381         (77,922)(a)        (57,541)
   Administration Fees                                                        19,666              --             19,666
   Transfer Agent Fees                                                         7,034                              7,034
   Chief compliance officer fees                                                 500                                500
Other Liabilites                                                              32,324           9,787(b)          42,111
                                                 ------------------   --------------   -------------       ------------
     Total Liabilities                                                     1,426,126                          1,426,126
                                                 ------------------   --------------   -------------       ------------
NET ASSETS                                                                33,859,957          68,135         33,928,092
                                                 ==================   ==============   =============       ============
 * Investments, at cost                                                   29,027,610                         29,027,610
                                                 ==================   ==============   =============       ============
** Foreign currencies, at cost                                               743,568                            743,568
                                                 ==================   ==============   =============       ============
NET ASSETS CONSIST OF:
Paid-in capital                                  $                    $   45,667,281                         45,667,281
Undistributed net investment income (loss)                                     8,108          68,135             76,243
Accumulated net realized gain (loss) on
   investments and foreign currencies                                    (16,139,783)                       (16,139,783)
Net unrealized appreciation (depreciation ) of
   investments and of other assets and
   liabilities denominated in foreign currencies                           4,324,351                          4,324,351
                                                 ------------------   --------------   -------------       ------------
Net Assets applicable to all shares outstanding  $                    $   33,859,957          68,135         33,928,092
                                                 ==================   ==============   =============       ============
Class I Shares outstanding                                                 3,729,694                          3,729,694
Net Asset Value -- Class I Share                 $                    $         9.08             .02(c)            9.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(a) Sum of Management fee and Expenses reimbursed from 3/31/2005 SOP
(b) Sum of all other adjustments from 3/31/2005 SOP
(c) NAV impact of adjustments

PRO-FORMA COMBINING THE STATEMENT OF OPERATIONS
MARCH 31, 2005 (UNAUDITED)

                                                        NICHOLAS-APPLEGATE NICHOLAS-APPLEGATE
                                                          INTERNATIONAL      INTERNATIONAL
                                                          ALL CAP GROWTH     ALL CAP GROWTH                       PRO-FORMA
                                                         (ACQUIRING FUND)    (ACQUIRED FUND)                      COMBINED
                                                           PERIOD ENDED       PERIOD ENDED                      STATEMENT OF
                                                          MARCH 31, 2005     MARCH 31, 2005   ADJUSTMENTS        OPERATIONS
                                                        ------------------   --------------   -----------       ------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                        $                    $      485,422            --            485,422
Interest                                                                              3,093            --              3,093
                                                        ------------------   --------------   -----------       ------------
   Total Income                                                                     488,515            --            488,515
                                                        ------------------   --------------   -----------       ------------
EXPENSES
Advisory fee                                                                        370,460       (88,910)(a)        281,550
Accounting and administration fees                                                  108,973       (90,573)(b)         18,400
Custodian fees                                                                       36,826        37,674 (b)         74,500
Transfer agent fees and expenses                                                     34,005       (11,005)(b)         23,000
Shareholder servicing fees                                                               --        44,455 (c)         44,455
Administrative services                                                                  --        44,455 (d)         44,455
Professional fees                                                                    21,482        (2,082)(e)         19,400
Shareholder reporting                                                                14,996        (6,296)(e)          8,700
Registration fees                                                                    16,060       (16,060)(e)             --
Trustees' fees and expenses                                                           5,435        (1,635)(e)          3,800
Miscellaneous                                                                         4,646        12,354 (e)         17,000
Chief compliance officer fees                                                         1,500        (1,500)(f)             --
                                                        ------------------   --------------   -----------       ------------
   Total Expenses                                                                   614,383       (79,123)           535,260
Expenses offset                                                                                                           --
Expenses reimbursed                                                                (175,788)       10,988 (g)       (164,800)
                                                        ------------------   --------------   -----------       ------------
   Net Expenses                                                                     438,595       (68,135)           370,460
                                                        ------------------   --------------   -----------       ------------
NET INVESTMENT INCOME (LOSS)                                                         49,920        68,135            118,055
                                                        ------------------   --------------   -----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

Realized gain/ (loss) from:
   Investments and foreign currencies                                             4,719,908            --          4,719,908
Change in unrealized appreciation (depreciation) of:
   Investments and foreign currencies                                            (1,393,822)           --         (1,393,822)
                                                        ------------------   --------------   -----------       ------------
NET GAIN (LOSS) ON INVESTMENTS                                                    3,326,086            --          3,326,086
                                                        ------------------   --------------   -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            $                    $    3,376,006        68,135          3,444,141
                                                        ==================   ==============   ===========       ============
  *Foreign taxes withheld                               $                            57,088                           57,088
                                                        ------------------   --------------   -----------       ------------
   Average net assets                                                            29,636,800                       29,636,800

(a) -- N-A International All Cap (IAC) will be the survivor w/ current management fee of 95 bp vs 125 in Duncan-Hurst International Growth (IG)
(b) -- Amount reflect adjumstments necessary to arrive at projected expense under current Nicholas-Applegate contracts
(c) -- IAC will have a 15 bp co admin fee that IG does not
(d) -- IAC will have a 15 bp shareholder servicing fee that IG does not
(e) -- Amount reflect adjumstments necessary to arrive at projected expense allocation for expenses shared by all N-A funds
(f) -- Eliminate fee paid to non affiliated CCO
(g) -- Fee cap reduced to 125 bps for IAC versus 148 bps for IG

COMBINED STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED MARCH 31, 2005 MARCH 31, 2004 (UNAUDITED)

                                                 NICHOLAS-APPLEGATE
                                            INTERNATIONAL ALL CAP GROWTH
                                                  (ACQUIRING FUND)
                                               ---------------------
                                               MARCH 31,   MARCH 31,
                                                 2005        2004
                                               ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                $
   Net realized gain (loss)
   Net unrealized appreciation (depreciation)
                                               ---------   ---------
     Net increase (decrease) in net assets
       from investment operations
                                               ---------   ---------
FROM CAPITAL SHARE TRANSACTIONS:
Distributions to sharweholders fom net
   investment income
   Class I
Proceeds from shares sold
   Class I
Distributions reinvested
   Class I
Cost of shares redeemed
   Class I
                                               ---------   ---------
   Net increase (decrease) in net assets from
     share transactions                        $
                                               ---------   ---------
   Net Increase (Decrease) in Net Assets
NET ASSETS
   Beginning
                                               ---------   ---------
   Ending                                      $
                                               =========   =========
Undistributed net investment income (loss),
  ending                                       $
                                               =========   =========
CLASS I -- CAPITAL SHARE ACTIVITY
   Shares sold
   Distributions reinvested
   Shares redeemed
                                               ---------   ---------
   Net Institutional Share Activity
                                               =========   =========
     Average NAV per Share based on capstock
       transactions

(a)  Expense adjustments carried from SOP

                                                   NICHOLAS-APPLEGATE
                                              INTERNATIONAL ALL CAP GROWTH
                                                     (ACQUIRED FUND)         ADJUSTMENT   ADJUSTMENT
                                               ---------------------------   ------------------------
                                                                              MARCH 31,    MARCH 31,
                                                 MARCH 31,      MARCH 31,        2005         2004
                                                   2005           2004       (UNAUDITED)  (UNAUDITED)
                                               ------------   ------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                $     49,920   $    (29,543)       68,135             (a)
   Net realized gain (loss)                       4,719,908      7,006,266
   Net unrealized appreciation (depreciation)    (1,393,822)     6,225,877
                                               ------------   ------------
     Net increase (decrease) in net assets
       from investment operations                 3,376,006     13,202,600
                                               ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Distributions to sharweholders fom net
   investment income
   Class I                                         (137,060)            --
Proceeds from shares sold
   Class I                                        1,892,025         39,406
Distributions reinvested
   Class I                                          137,060
Cost of shares redeemed
   Class I                                          (66,622)    (4,326,194)
                                               ------------   ------------
   Net increase (decrease) in net assets from
     share transactions                           1,825,403     (4,286,788)
                                               ------------   ------------
   Net Increase (Decrease) in Net Assets          5,201,409      8,915,812
NET ASSETS
   Beginning                                     28,658,548     19,742,736
                                               ------------   ------------
   Ending                                      $ 33,859,957   $ 28,658,548
                                               ============   ============
Undistributed net investment income (loss),
  ending                                       $      8,108   $    (48,022)
                                               ============   ============
CLASS I -- CAPITAL SHARE ACTIVITY
   Shares sold                                      224,038          6,827
   Distributions reinvested                          15,827             --
   Shares redeemed                                   (7,814)      (590,045)
                                               ------------   ------------
   Net Institutional Share Activity                 232,051       (583,218)
                                               ============   ============
     Average NAV per Share based on capstock
       transactions                                    8.46           7.35

                                                 COMBINED STATEMENTS OF
                                                 CHANGES IN NET ASSETS
                                               ---------------------------
                                                 MARCH 31,      MARCH 31,
                                                  2005           2004
                                               (UNAUDITED)    (UNAUDITED)
                                               ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                     118,055        (29,543)
   Net realized gain (loss)                       4,719,908      7,006,266
   Net unrealized appreciation (depreciation)    (1,393,822)     6,225,877
                                               ------------   ------------
     Net increase (decrease) in net assets
       from investment operations                 3,444,141     13,202,600
                                               ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Distributions to sharweholders fom net
   investment income
   Class I
Proceeds from shares sold
   Class I                                        1,892,025         39,406
Distributions reinvested
   Class I                                         137,060              --
Cost of shares redeemed
   Class I                                          (66,622)    (4,326,194)
                                               ------------   ------------
   Net increase (decrease) in net assets from
     share transactions                           1,962,463     (4,286,788)
                                               ------------   ------------
   Net Increase (Decrease) in Net Assets          5,406,604      8,915,812
NET ASSETS
   Beginning                                     28,658,548     19,742,736
                                               ------------   ------------
   Ending                                        34,065,152     28,658,548
                                               ============   ============
Undistributed net investment income (loss),
  ending                                             76,243        (48,022)
                                               ============   ============
CLASS I -- CAPITAL SHARE ACTIVITY
   Shares sold                                      224,038          6,827
   Distributions reinvested                          15,827             --
   Shares redeemed                                   (7,814)      (590,045)
                                               ------------   ------------
   Net Institutional Share Activity                 232,051       (583,218)
                                               ============   ============
     Average NAV per Share based on capstock
       transactions                                    8.46           7.35

PART C. OTHER INFORMATION

Item 15. INDEMNIFICATION

     Registrant's trustees, officers, employees and agents are indemnified against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

     Section 3 of Registrant's Administrative Services Agreement, filed as Exhibit (h)(2) to Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 9 of Registrant's Distribution Agreement, filed as Exhibit (e)(1) to Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 8 of the Shareholder Service Agreement, filed as Exhibit (e)(3) to Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

     Article V. of Nicholas-Applegate Institutional Fund's Amended and Restated Declaration of Trust provides as follows:

          5.2 INDEMNIFICATION OF TRUSTEES, OFFICERS, EMPLOYEES, AGENTS. The Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided; however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.

Item 16. EXHIBITS.

              (1)          Certificate of Trust of Registrant--filed as Exhibit
                           1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

              (1)(a) Certificate of Amendment of Certificate of Trust of Registrant--filed as Exhibit 1.2 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

              (1)(b) Declaration of Trust of Registrant--filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

              (1)(c) Amended and Restated Declaration of Trust of Registrant--filed as Exhibit 1.4 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

              (1)(d) Amended and Restated Declaration of Trust dated February 19, 1999--filed as Exhibit (a)5 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (1)(e) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19,1999-- filed as Exhibit (a)(6) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (2) Amended Bylaws of Registrant--filed as Exhibit 2 to Amendment No. 2 to the Registrant's Form N-1A Registration Statement on April 6, 1993 and incorporated herein by reference.

              (2)(a) Amended Bylaws of Registrant dated February 19, 1999--filed as Exhibit 2(b) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (3)          Not applicable.

              (4) Agreement and Plan of Reorganization dated ________, is filed herewith as Appendix A to the combined Proxy Statement/Prospectus and incorporated herein by reference.

              (5) Article VIII of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (1)(e) and Articles I and VI of Registrant's Amended and Restated ByLaws incorporated herein by reference as as Exhibit (2)(a).

              (6) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (6)(a) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management adding the Global Health Care Fund to the Investment Advisory Agreement--filed as Exhibit
                           (d)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (6)(b) Form of Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(3) to Post-Effective Amendment No. 4 on May 25, 2000 and incorporated herein by reference.

              (6)(c) Proposed Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d)(4) to
                           Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (6)(d) Proposed Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(5) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (6)(e) Form of letter agreement dated February 9, 2001 between Registrant and Nicholas-Applegate Capital Management adding the International Structured and Small Cap Value Funds to the Investment Advisory Agreement--filed as Exhibit (d)(6) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (6)(f) Form of Letter agreement dated May 8, 2001 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement dated January 31, 2001 filed as Exhibit
                           (d)(7) to Post Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

              (6)(g) Form of letter agreement dated November 8, 2002 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement--filed as Exhibit (d)(8) to Post Effective Amendment No. 13 on December 6, 2002 and incorporated herein by reference.

              (6)(h) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement-- filed as Exhibit (d)(9) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (6)(i) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement-- filed as Exhibit (d)(10) to Post Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

              (6)(j) Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (6)(k) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement-- filed as Exhibit (d)(12) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (7) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated May 10, 1999--filed as Exhibit (e) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (7)(a) Distribution Agreement between Registrant and Nicholas-Applegate Securities--filed as
                           Exhibit (e)(2) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (7)(b) Form of Shareholder Servicing Agreement--filed as Exhibit (e)(3) to Post-Effective Amendment
                           No. 8 on April 10, 2001 and incorporated herein by reference.

              (7)(c) Form of Agency Trading Agreement--filed as Exhibit (e)(4) to Post-Effective Amendment No. 8 on April 10, 2001 and incorporated herein by reference.

              (8)          None.

              (9) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit 1(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(a) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (2)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(b) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (3)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(c) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (4)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(d) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Foreign Custody Agreement dated May 1, 1999--filed as Exhibit (g)(5) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (9)(e) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to Custodian Services Agreement dated May 1, 1999--filed as Exhibit (g)(6) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (9)(f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(7) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (9)(g) Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (g)(8) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (9)(h) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(9) to Post-Effective Amendment #6 on February 14, 2001 and superseded by Exhibit (g)(10)--filed on February 14, 2001 and incorporated herein by reference.

              (9)(i) 17f-5 Delegation Schedule between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(10) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (9)(j) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(11) to Post-Effective Amendment No. 7 on April 10, 2001 -- filed as Exhibit (g)(11) to Post-Effective Amendment No. 8 on May 30, 2001 and incorporated herein by reference.

              (9)(k) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (g)(12) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (9)(l)       Amendment to the Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co.--filed as Exhibit (g)(13) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (9)(m) Amendment to Appendix C to Custodian Services Agreement between Brown Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(14) to Post-Effective Amendment
                           No. 37 on March 17, 2004 and incorporated herein by reference.

              (9)(n) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between
                           Registrant and Brown Brothers Harriman & Co.
                           adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(15) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated by reference herein.

              (9)(o)       Amendment to Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(16) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

              (9)(p) Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated January 25, 2005--filed as Exhibit (g)(17) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (9)(q) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (g)(18) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (9)(r) Amendment to Cash Management Services Agreement between Registrant and Brown Brothers Harriman & co. adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (g)(19) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (9)(s) Form of Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as Exhibit (g)(20) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (9)(t) Form of Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as
                           Exhibit (g)(21) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (9)(u) Form of Amendment to Cash Management Services Agreement between Registrant and Brown Brothers Harriman & co. adding International All Cap Growth Fund--filed as Exhibit (g)(22) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (10) Form of Rule 12b-1 Plan for Class R Shares--filed as Exhibit (m) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (10)(a) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class I, Class II Class III, Class IV, Class V and Class R shares dated February 7, 2003--filed as Exhibit (m)(1) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (10)(b)      Rule 18f-3 Plan between Registrant and
                           Nicholas-Applegate Capital Management--filed as Exhibit (n) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (10)(c) Amended to Rule 18f-3 Plan between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (n)(1) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (11)         Opinion of Counsel dated September 1, 2005.

              (12) Opinion of Counsel with respect to certain tax consequences for the International All-Cap Growth Fund.

              (13) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. --filed as Exhibit (1)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(a) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (2)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(b) License Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (3)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(c) Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit No. (4)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(d) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company--filed as Exhibit No. (5)(h) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

              (13)(e) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class R Shares--filed as Exhibit No. (6)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding Global Health Care Fund to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(7) to Post-Effective Amendment #4 on May 27, 2000 and incorporated herein by reference.

              (13)(g) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding Global Health Care Fund to the Expense Limitation Agreement--filed as Exhibit (h)(8) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (13)(h) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Global Health Care Fund to the Transfer Agency and Service Agreement--filed as Exhibit (h)(9) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (13)(i) Credit Agreement between Registrant and BankBoston, N.A. dated December 21, 1999--filed as Exhibit
                           (h)(10) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (13)(j) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999--filed as Exhibit (h)(11) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (13)(k) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (h)(12) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (13)(l) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(13) to Post-Effective Amendment No. 6 on February 14, 2001 and superseded by Exhibit (h)(17)--filed as Exhibit
                           (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

              (13)(m) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding International Structured and Small Cap Value Funds to the Expense Limitation Agreement--filed as Exhibit
                           (h)(14) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (13)(n) Form of letter agreement between Registrant and State Street Bank and Trust Company adding International Structured and Small Cap Value Funds to the Transfer Agency and Service Agreement--filed as Exhibit
                           (h)(16) to Post-Effective Amendment No. 6 filed on February 14, 2001 and incorporated herein by reference.

              (13)(o) Form of letter agreement between Registrant and Fleet Bank (formerly BankBoston, N.A.) adding International Structured and Small Cap Value Funds to the Credit Agreement dated December 21, 1999--filed as Exhibit
                           (h)(15) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (13)(p) Amended Appendix C to the Administration and Fund Accounting Agreement between Registrant and Brown Brothers Harriman & Company dated February 14, 2001 -- filed as Exhibit (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

              (13)(q) Letter Agreement dated May 18, 2001 between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement -- filed as Exhibit (h)(18) to Post-Effective Amendment No. 8 filed on May 30, 2001 and incorporated herein by reference.

              (13)(r) Letter Agreement dated September 27, 2001 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement Filed as Exhibit (h)(19) to Post-Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

              (13)(s) Letter Agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement -- filed as Exhibit (h)(20) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

              (13)(t) Amendment to the Administration Services agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit
                           (h)(21) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (13)(u) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (h)(22) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (13)(v) Transfer Agency Agreement dated March 14, 2003 between Registrant and UMB Fund Services, INC. filed as Exhibit (h)(23) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(w) Letter Agreement dated April 1, 2003 between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement filed as Exhibit (h)(24) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(x) Amendment to Credit Agreement dated February 28, 2003 between Registrant and Fleet National Bank filed as Exhibit (h)(25) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(y) Securities Lending and Agency Agreement--filed as Exhibit (h)(26) to Post-Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(z) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated July 29, 2003 filed as Exhibit (h)(27) to Post-Effective Amendment #16 on July 29, 2003 and incorporated herein by reference.

             (13)(a)(i) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(ii) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(iii) Amendment to Appendix C to the Administration and Accounting Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(30) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(iv) Fourth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(31) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(v) Customer Identification Program Addendum to Transfer Agency Agreement--filed as Exhibit
                           (h)(32) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(vi) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(33) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(vii) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit
                           (h)(34) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(viii) Amendment to Appendix C to the Administration
                           Agreement between Registrant and Brown Brothers Harriman & Co. filed as Exhibit (h)(35) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(ix) Fifth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(36) to Post-Effective Amendment No. 23 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(x) Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(i) Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(ii) Sixth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(iii) Amendment to Transfer Agency Agreement between Registrant and UMB Fund Services, INC adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(iv) Amendment to the Fund Accounting and Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(v) Form of Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement adding International All Cap Growth Fund--filed as Exhibit (h)(42) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(vi) Form of Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement adding International All Cap Growth Fund--filed as Exhibit (h)(43) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(vii) Form of Seventh Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as Exhibit (h)(44) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(viii) Form of Amendment to Transfer Agency Agreement between Registrant and UMB Fund Services, INC adding International All Cap Growth Fund--filed as
                           Exhibit (h)(45) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(ix)   Form of Amendment to the Fund Accounting and
                           Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as Exhibit (h)(46) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (14)          None

             (15)          None

             (16)          Power of Attorney

             (17)          Proxy Card

Item 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of this prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters with a reasonable time after closing.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused Registration Statement on Form N-14 to be signed on behalf of the Registrant in the City of San Diego, State of California, on the 16th day of September, 2005.


                                        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
                                        (Registrant)


                                        By: /s/ Horacio Valeiras
                                        Horacio Valeiras, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

NAME                              TITLE                                         DATE
/s/ Horacio Valeiras*             Principal Executive Officer & Trustee         September 16, 2005
-----------------------------
Horacio Valeiras

/s/ Thomas Muscarella             Principal Financial Officer & Accounting      September 16, 2005
-----------------------------     Officer
Thomas Muscarella

/s/ George Keane*                 Chairman of The Board & Trustee               September 16, 2005
-----------------------------
George Keane

/s/ Walter Auch*                  Trustee                                       September 16, 2005
-----------------------------
Walter Auch

/s/ Darlene DeRemer*              Trustee                                       September 16, 2005
-----------------------------
Darlene DeRemer

/s/ Charles H. Field, Jr.         Secretary                                     September 16, 2005
-----------------------------
By:  Charles H. Field Jr.
     Attorney in Fact

*Charles Field signs this document on behalf of each trustee marked with an asterisk pursuant to powers of attorney filed as Exhibits to this Registration Statement.

                        By: /s/ Charles H. Field, Jr.
                           -----------------------------
                           Charles H. Field, Jr.

                                  EXHIBIT INDEX


EXHIBIT NO. & DESCRIPTION

(16)  Power of Attorney

(17)  Form of Proxy